UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling just prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended September 30, 2020. In response to the pandemic-led shock, the U.S. Federal Reserve and the government worked quickly to shore up the economy and equity markets began to rise, particularly large-cap U.S. growth stocks, during the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. The ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. While there has been economic growth in most of the United States, the pace has slowed in many areas as interest rates remain low and consumer spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional matters now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Disciplined Value Fund

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

13	Financial statements

17	Financial highlights

29	Notes to financial statements

39	Continuation of investment advisory and subadvisory agreements

46	More information

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/2020 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2020 (% of net assets)

JPMorgan Chase & Co.	3.9

Johnson & Johnson	3.8

Berkshire Hathaway, Inc., Class B	3.7

Bank of America Corp.	2.6

Cisco Systems, Inc.	2.5

Pfizer, Inc.	2.4

Cigna Corp.	2.3

AutoZone, Inc.	2.1

Eaton Corp. PLC	2.0

Anthem, Inc.	2.0

TOTAL	27.3
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

COUNTRY COMPOSITION AS OF 9/30/2020 (% of net assets)

United States	87.4

Switzerland	3.6

Canada	2.3

Ireland	2.2

United Kingdom	1.8

Bermuda	1.5

Netherlands	1.2

TOTAL	100.0

4	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2020

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-12.98	4.80	8.51	14.90	26.39	126.26
Class B	-13.43	4.75	8.20	15.47	26.14	119.98
Class C	-9.95	5.08	8.23	19.47	28.12	120.62
Class I1	-8.22	6.14	9.37	21.11	34.72	144.91
Class I2[1]	-8.22	6.14	9.37	21.11	34.72	144.89
Class R1[1]	-8.73	5.47	8.62	20.79	30.52	128.67
Class R2[1,2]	-8.55	5.71	8.92	20.85	32.03	135.05
Class R3[1]	-8.69	5.56	8.72	20.73	31.10	130.82
Class R4[1]	-8.30	5.99	9.15	21.02	33.77	140.10
Class R5[1]	-8.16	6.19	9.42	21.13	35.03	146.01
Class R6[1,2]	-8.11	6.25	9.43	21.13	35.43	146.26
Class NAV[1]	-8.10	6.27	9.49	21.12	35.54	147.62
Index 1†	-5.03	7.66	9.95	20.68	44.61	158.14
Index 2†	15.15	14.15	13.74	31.31	93.80	262.44

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.07	1.82	1.82	0.82	0.82	1.46	1.21	1.36	1.06	0.76	0.71	0.70
Net (%)	1.06	1.81	1.81	0.81	0.81	1.45	1.20	1.35	0.95	0.75	0.70	0.69

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.

		With maximum	Without
	Start date	sales charge ($)	sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	9-30-10	21,998	21,998	25,814	36,244
Class C3	9-30-10	22,062	22,062	25,814	36,244
Class I1	9-30-10	24,491	24,491	25,814	36,244
Class I2[1]	9-30-10	24,489	24,489	25,814	36,244
Class R1[1]	9-30-10	22,867	22,867	25,814	36,244
Class R2[1,2]	9-30-10	23,505	23,505	25,814	36,244
Class R3[1]	9-30-10	23,082	23,082	25,814	36,244
Class R4[1]	9-30-10	24,010	24,010	25,814	36,244
Class R5[1]	9-30-10	24,601	24,601	25,814	36,244
Class R6[1,2]	9-30-10	24,626	24,626	25,814	36,244
Class NAV[1]	9-30-10	24,762	24,762	25,814	36,244

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks. It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund’s prospectuses.

2

Class R6, and Class R2 shares were first offered on 9-1-11, and 3-1-12, respectively. Returns shown prior to Class R2 and Class R6 shares’ commencement dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

3	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART
				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		4-1-2020	9-30-2020	9-30-2020[1]	ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,209.60	$5.93	1.07%
	Hypothetical example	1,000.00	1,019.70	5.42	1.07%
Class B	Actual expenses/actual returns	1,000.00	1,204.70	10.06	1.82%
	Hypothetical example	1,000.00	1,015.90	9.20	1.82%
Class C	Actual expenses/actual returns	1,000.00	1,204.70	10.06	1.82%
	Hypothetical example	1,000.00	1,015.90	9.20	1.82%
Class I	Actual expenses/actual returns	1,000.00	1,211.10	4.55	0.82%
	Hypothetical example	1,000.00	1,021.00	4.15	0.82%
Class I2	Actual expenses/actual returns	1,000.00	1,211.10	4.55	0.82%
	Hypothetical example	1,000.00	1,021.00	4.15	0.82%
Class R1	Actual expenses/actual returns	1,000.00	1,207.90	7.86	1.42%
	Hypothetical example	1,000.00	1,017.90	7.18	1.42%
Class R2	Actual expenses/actual returns	1,000.00	1,208.50	6.59	1.19%
	Hypothetical example	1,000.00	1,019.10	6.02	1.19%
Class R3	Actual expenses/actual returns	1,000.00	1,207.30	7.47	1.35%
	Hypothetical example	1,000.00	1,018.30	6.83	1.35%
Class R4	Actual expenses/actual returns	1,000.00	1,210.20	5.32	0.96%
	Hypothetical example	1,000.00	1,020.30	4.86	0.96%
Class R5	Actual expenses/actual returns	1,000.00	1,211.30	4.21	0.76%
	Hypothetical example	1,000.00	1,021.30	3.85	0.76%
Class R6	Actual expenses/actual returns	1,000.00	1,211.30	3.94	0.71%
	Hypothetical example	1,000.00	1,021.50	3.60	0.71%
Class NAV	Actual expenses/actual returns	1,000.00	1,211.20	3.88	0.70%
	Hypothetical example	1,000.00	1,021.60	3.55	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 9-30-20 (unaudited)
	Shares	Value

Common stocks 99.9%		$11,425,520,863
(Cost $10,410,493,450)

Communication services 3.8%		431,554,437

Interactive media and services 2.3%
Alphabet, Inc., Class A (A)	133,682	195,924,339
Facebook, Inc., Class A (A)	259,685	68,011,502

Wireless telecommunication services 1.5%
T-Mobile US, Inc. (A)	1,465,710	167,618,596

Consumer discretionary 10.7%		1,229,876,198

Auto components 0.3%
Lear Corp.	337,638	36,819,424

Automobiles 0.5%
Harley-Davidson, Inc.	2,158,243	52,963,283

Distributors 0.5%
LKQ Corp. (A)	2,080,900	57,703,357

Hotels, restaurants and leisure 0.9%
Las Vegas Sands Corp.	1,076,935	50,249,787
Wyndham Hotels & Resorts, Inc.	1,156,580	58,407,290

Household durables 1.7%
Lennar Corp., A Shares	1,372,387	112,096,570
Mohawk Industries, Inc. (A)	901,149	87,943,131

Specialty retail 6.2%
AutoZone, Inc. (A)	204,268	240,554,168
Best Buy Company, Inc.	1,885,380	209,823,940
Lowe’s Companies, Inc.	684,292	113,496,671
The TJX Companies, Inc.	1,710,987	95,216,427
Williams-Sonoma, Inc.	541,082	48,935,456

Textiles, apparel and luxury goods 0.6%
Tapestry, Inc.	4,201,324	65,666,694

Consumer staples 3.5%		395,347,752

Beverages 1.0%
Coca-Cola European Partners PLC	2,833,993	109,987,268

Food and staples retailing 1.5%
The Kroger Company	5,096,173	172,811,226

Household products 1.0%
Kimberly-Clark Corp.	762,219	112,549,258

Energy 3.8%		432,867,367

Energy equipment and services 0.4%
Schlumberger NV	3,225,425	50,187,613

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

	Shares	Value

Energy (continued)

Oil, gas and consumable fuels 3.4%
ConocoPhillips	4,598,962	$151,029,912
Marathon Petroleum Corp.	4,156,665	121,956,551
Parsley Energy, Inc., Class A	5,516,463	51,634,094
Valero Energy Corp.	1,340,240	58,059,197

Financials 22.9%		2,613,984,299

Banks 10.3%
Bank of America Corp.	12,086,137	291,155,040
Citigroup, Inc.	2,493,763	107,506,123
Fifth Third Bancorp	3,070,924	65,472,100
Huntington Bancshares, Inc.	9,999,095	91,691,701
JPMorgan Chase & Co.	4,612,276	444,023,810
Truist Financial Corp.	4,580,364	174,282,850

Capital markets 0.9%
The Charles Schwab Corp.	2,720,271	98,555,418

Diversified financial services 3.7%
Berkshire Hathaway, Inc., Class B (A)	1,981,094	421,854,156

Insurance 8.0%
Aflac, Inc.	2,200,620	79,992,537
American International Group, Inc.	5,444,423	149,884,965
Chubb, Ltd.	1,783,083	207,051,598
Everest Re Group, Ltd.	564,836	111,577,703
Marsh & McLennan Companies, Inc.	870,587	99,856,329
RenaissanceRe Holdings, Ltd.	318,328	54,032,995
The Progressive Corp.	2,292,669	217,046,974

Health care 21.1%		2,415,523,179

Health care equipment and supplies 2.1%
Medtronic PLC	1,730,519	179,835,534
Zimmer Biomet Holdings, Inc.	459,406	62,543,533

Health care providers and services 8.2%
AmerisourceBergen Corp.	1,402,643	135,944,160
Anthem, Inc.	831,885	223,435,992
Cigna Corp.	1,579,568	267,594,615
McKesson Corp.	953,115	141,947,417
UnitedHealth Group, Inc.	536,907	167,391,495

Life sciences tools and services 0.8%
Avantor, Inc. (A)	4,078,967	91,735,968
Pharmaceuticals 10.0%
GlaxoSmithKline PLC, ADR	2,426,025	91,315,581
Johnson & Johnson	2,905,318	432,543,744
Merck & Company, Inc.	1,596,631	132,440,541

10	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Health care (continued)

Pharmaceuticals (continued)
Novartis AG, ADR	2,399,468	$208,657,737
Pfizer, Inc.	7,633,157	280,136,862

Industrials 12.5%		1,432,907,238

Aerospace and defense 1.3%
Howmet Aerospace, Inc.	3,213,621	53,731,743
Huntington Ingalls Industries, Inc.	276,758	38,953,689
Northrop Grumman Corp.	201,941	63,710,366

Building products 1.2%
Owens Corning	1,970,998	135,624,372

Electrical equipment 2.4%
AMETEK, Inc.	495,761	49,278,643
Eaton Corp. PLC	2,208,051	225,287,444

Machinery 5.5%
Caterpillar, Inc.	1,023,129	152,599,690
Cummins, Inc.	483,607	102,118,454
Deere & Company	899,301	199,312,081
Dover Corp.	1,010,989	109,530,548
Otis Worldwide Corp.	996,885	62,225,562

Road and rail 1.4%
Kansas City Southern	355,301	64,249,080
Union Pacific Corp.	487,847	96,042,439

Trading companies and distributors 0.7%
United Rentals, Inc. (A)	459,846	80,243,127

Information technology 12.4%		1,415,565,749

Communications equipment 2.5%
Cisco Systems, Inc.	7,145,598	281,465,105

Semiconductors and semiconductor equipment 7.1%
Applied Materials, Inc.	2,359,329	140,262,109
KLA Corp.	555,338	107,591,184
Lam Research Corp.	538,971	178,803,629
Micron Technology, Inc. (A)	3,286,737	154,345,170
NXP Semiconductors NV	1,123,424	140,214,549
ON Semiconductor Corp. (A)	809,151	17,550,485
Qorvo, Inc. (A)	613,299	79,121,704

Software 2.8%
Microsoft Corp.	351,191	73,866,003
Oracle Corp.	2,405,883	143,631,215
SS&C Technologies Holdings, Inc.	1,631,107	98,714,596

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	11

			Shares	Value

Materials 6.2%				$712,216,811

Chemicals 2.6%
DuPont de Nemours, Inc.			2,953,018	163,833,439
FMC Corp.			731,973	77,523,260
PPG Industries, Inc.			450,882	55,043,675

Construction materials 0.6%
CRH PLC, ADR			1,935,647	69,857,500

Metals and mining 3.0%
Barrick Gold Corp.			4,318,916	121,404,729
Kinross Gold Corp. (A)(B)			5,932,033	52,320,531
Newmont Corp.			1,242,593	78,842,526
Yamana Gold, Inc.			16,442,104	93,391,151

Utilities 3.0%				345,677,833

Electric utilities 1.5%
Edison International			2,253,820	114,584,209
FirstEnergy Corp.			2,093,847	60,114,347

Independent power and renewable electricity producers 0.7%
Vistra Corp.			4,430,742	83,563,794

Multi-utilities 0.8%
CenterPoint Energy, Inc.			4,517,596	87,415,483

	Yield (%)		Shares	Value

Short-term investments 0.5%				$51,239,720
(Cost $51,239,803)

Short-term funds 0.5%				51,239,720
John Hancock Collateral Trust (C)	0.2185	(D)	416,413	4,168,255
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0266	(D)	47,071,465	47,071,465

Total investments (Cost $10,461,733,253) 100.4%				$11,476,760,583

Other assets and liabilities, net (0.4%)				(42,532,536)

Total net assets 100.0%				$11,434,228,047

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt

(A)	Non-income producing security.

(B)	All or a portion of this security is on loan as of 9-30-20.

(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(D)	The rate shown is the annualized seven-day yield as of 9-30-20.

At 9-30-20, the aggregate cost of investments for federal income tax purposes was $10,502,718,814. Net unrealized appreciation aggregated to $974,041,769, of which $1,636,106,055 related to gross unrealized appreciation and $662,064,286 related to gross unrealized depreciation.

12	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $10,457,564,915) including $4,073,064 of securities loaned	$11,472,592,328
Affiliated investments, at value (Cost $4,168,338)	4,168,255
Total investments, at value (Cost $10,461,733,253)	11,476,760,583
Dividends and interest receivable	14,130,012
Receivable for fund shares sold	14,694,904
Receivable for investments sold	48,044,751
Receivable for securities lending income	5,682
Other assets	329,233
Total assets	11,553,965,165
Liabilities
Payable for investments purchased	65,962,688
Payable for fund shares repurchased	47,306,027
Payable upon return of securities loaned	4,168,740
Payable to affiliates
Accounting and legal services fees	664,927
Transfer agent fees	696,800
Distribution and service fees	21,083
Trustees’ fees	7,029
Other liabilities and accrued expenses	909,824
Total liabilities	119,737,118
Net assets	$11,434,228,047
Net assets consist of
Paid-in capital	$10,533,521,314
Total distributable earnings (loss)	900,706,733
Net assets	$11,434,228,047

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	13

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($780,193,788 ÷ 42,514,130 shares)[1]	$18.35
Class B ($1,150,220 ÷ 67,611 shares)[1]	$17.01
Class C ($129,632,475 ÷ 7,594,510 shares)[1]	$17.07
Class I ($5,783,366,223 ÷ 326,149,052 shares)	$17.73
Class I2 ($40,877,373 ÷ 2,305,120 shares)	$17.73
Class R1 ($10,720,839 ÷ 607,231 shares)	$17.66
Class R2 ($45,407,967 ÷ 2,567,789 shares)	$17.68
Class R3 ($9,398,711 ÷ 532,352 shares)	$17.66
Class R4 ($69,914,674 ÷ 3,943,045 shares)	$17.73
Class R5 ($57,764,954 ÷ 3,250,168 shares)	$17.77
Class R6 ($3,327,202,462 ÷ 187,194,075 shares)	$17.77
Class NAV ($1,178,598,361 ÷ 66,280,478 shares)	$17.78
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.32

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-20 (unaudited)

Investment income
Dividends	$120,665,224
Interest	124,554
Securities lending	52,988
Less foreign taxes withheld	(758,682)
Total investment income	120,084,084
Expenses
Investment management fees	39,125,479
Distribution and service fees	2,063,800
Accounting and legal services fees	1,059,319
Transfer agent fees	4,498,840
Trustees’ fees	111,940
Custodian fees	678,594
State registration fees	146,533
Printing and postage	301,038
Professional fees	96,358
Other	230,932
Total expenses	48,312,833
Less expense reductions	(441,493)
Net expenses	47,871,340
Net investment income	72,212,744
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(17,442,684)
Affiliated investments	16,852
(17,425,832)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,145,375,240
Affiliated investments	(3,018)
2,145,372,222
Net realized and unrealized gain	2,127,946,390
Increase in net assets from operations	$2,200,159,134

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-20 (unaudited)	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$72,212,744	$248,099,684
Net realized loss	(17,425,832)	(42,322,615)
Change in net unrealized appreciation (depreciation)	2,145,372,222	(2,856,600,816)
Increase (decrease) in net assets resulting from operations	2,200,159,134	(2,650,823,747)
Distributions to shareholders
From earnings
Class A	—	(56,946,059)
Class B	—	(182,380)
Class C	—	(10,620,453)
Class I	—	(435,736,847)
Class I2	—	(2,535,381)
Class R1	—	(827,170)
Class R2	—	(4,693,632)
Class R3	—	(726,592)
Class R4	—	(6,169,593)
Class R5	—	(8,353,442)
Class R6	—	(268,564,030)
Class NAV	—	(64,632,066)
Total distributions	—	(859,987,645)
From fund share transactions	(1,372,403,955)	(791,429,067)
Total increase (decrease)	827,755,179	(4,302,240,459)
Net assets
Beginning of period	10,606,472,868	14,908,713,327
End of period	$11,434,228,047	$10,606,472,868

16	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

CLASS A SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$15.18		$20.25	$22.11	$20.71	$17.64	$19.44
Net investment income[2]	0.09		0.30	0.26	0.20	0.18	0.16
Net realized and unrealized gain (loss) on investments	3.08		(4.20)	(0.28)	2.39	3.08	(1.18)
Total from investment operations	3.17		(3.90)	(0.02)	2.59	3.26	(1.02)
Less distributions
From net investment income	—		(0.25)	(0.23)	(0.18)	(0.19)	(0.19)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.17)	(1.84)	(1.19)	(0.19)	(0.78)
Net asset value, end of period	$18.35		$15.18	$20.25	$22.11	$20.71	$17.64
Total return (%)[3,4]	20.96	[5]	(20.99)	0.45	12.42	18.50	(5.29)
Ratios and supplemental data
Net assets, end of period (in millions)	$780		$731	$1,092	$1,289	$1,449	$2,375
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[6]	1.07	1.06	1.06	1.07	1.08
Expenses including reductions	1.07	[6]	1.06	1.05	1.05	1.06	1.07
Net investment income	0.96	[6]	1.44	1.18	0.92	0.96	0.87
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	17

CLASS B SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.12		$18.92	$20.76	$19.52	$16.64	$18.38
Net investment income[2]	0.02		0.11	0.09	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	2.87		(3.89)	(0.26)	2.24	2.91	(1.12)
Total from investment operations	2.89		(3.78)	(0.17)	2.27	2.94	(1.10)
Less distributions
From net investment income	—		(0.10)	(0.06)	(0.02)	(0.06)	(0.05)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.02)	(1.67)	(1.03)	(0.06)	(0.64)
Net asset value, end of period	$17.01		$14.12	$18.92	$20.76	$19.52	$16.64
Total return (%)[3,4]	20.47	[5]	(21.56)	(0.34)	11.61	17.66	(6.02)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$6	$9	$13	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	[6]	1.82	1.81	1.81	1.82	1.85
Expenses including reductions	1.82	[6]	1.81	1.80	1.80	1.81	1.84
Net investment income	0.21	[6]	0.59	0.42	0.16	0.18	0.09
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

18	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.17		$18.98	$20.82	$19.57	$16.69	$18.43
Net investment income[2]	0.02		0.13	0.09	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	2.88		(3.92)	(0.26)	2.25	2.91	(1.12)
Total from investment operations	2.90		(3.79)	(0.17)	2.28	2.94	(1.10)
Less distributions
From net investment income	—		(0.10)	(0.06)	(0.02)	(0.06)	(0.05)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.02)	(1.67)	(1.03)	(0.06)	(0.64)
Net asset value, end of period	$17.07		$14.17	$18.98	$20.82	$19.57	$16.69
Total return (%)[3,4]	20.47	[5]	(21.51)	(0.35)	11.58	17.61	(6.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$130		$140	$235	$275	$293	$309
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	[6]	1.82	1.81	1.81	1.82	1.83
Expenses including reductions	1.82	[6]	1.81	1.80	1.80	1.81	1.82
Net investment income	0.21	[6]	0.67	0.43	0.16	0.18	0.12
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	19

CLASS I SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.65		$19.58	$21.45	$20.12	$17.14	$18.91
Net investment income[2]	0.10		0.34	0.30	0.25	0.22	0.20
Net realized and unrealized gain (loss) on investments	2.98		(4.05)	(0.27)	2.32	3.00	(1.14)
Total from investment operations	3.08		(3.71)	0.03	2.57	3.22	(0.94)
Less distributions
From net investment income	—		(0.30)	(0.29)	(0.23)	(0.24)	(0.24)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.22)	(1.90)	(1.24)	(0.24)	(0.83)
Net asset value, end of period	$17.73		$14.65	$19.58	$21.45	$20.12	$17.14
Total return (%)[3]	21.11	[4]	(20.77)	0.64	12.71	18.80	(5.02)
Ratios and supplemental data
Net assets, end of period (in millions)	$5,783		$5,250	$7,399	$6,988	$7,540	$6,730
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[5]	0.82	0.82	0.81	0.81	0.81
Expenses including reductions	0.82	[5]	0.81	0.81	0.80	0.80	0.80
Net investment income	1.21	[5]	1.69	1.43	1.17	1.18	1.13
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

20	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I2 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.65		$19.58	$21.45	$20.12	$17.14	$18.92
Net investment income[2]	0.10		0.34	0.30	0.25	0.22	0.20
Net realized and unrealized gain (loss) on investments	2.98		(4.05)	(0.27)	2.32	3.00	(1.15)
Total from investment operations	3.08		(3.71)	0.03	2.57	3.22	(0.95)
Less distributions
From net investment income	—		(0.30)	(0.29)	(0.23)	(0.24)	(0.24)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.22)	(1.90)	(1.24)	(0.24)	(0.83)
Net asset value, end of period	$17.73		$14.65	$19.58	$21.45	$20.12	$17.14
Total return (%)[3]	21.11	[4]	(20.77)	0.64	12.71	18.80	(5.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$41		$32	$50	$54	$54	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[5]	0.82	0.82	0.81	0.81	0.82
Expenses including reductions	0.82	[5]	0.81	0.81	0.80	0.80	0.81
Net investment income	1.21	[5]	1.69	1.43	1.16	1.18	1.11
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	21

CLASS R1 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.63		$19.56	$21.41	$20.09	$17.13	$18.90
Net investment income[2]	0.05		0.21	0.16	0.11	0.10	0.09
Net realized and unrealized gain (loss) on investments	2.98		(4.05)	(0.26)	2.32	2.98	(1.15)
Total from investment operations	3.03		(3.84)	(0.10)	2.43	3.08	(1.06)
Less distributions
From net investment income	—		(0.17)	(0.14)	(0.10)	(0.12)	(0.12)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.09)	(1.75)	(1.11)	(0.12)	(0.71)
Net asset value, end of period	$17.66		$14.63	$19.56	$21.41	$20.09	$17.13
Total return (%)[3]	20.79	[4]	(21.27)	0.01	11.99	18.00	(5.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$10	$16	$21	$27	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	[5]	1.45	1.46	1.46	1.47	1.48
Expenses including reductions	1.42	[5]	1.44	1.45	1.45	1.46	1.47
Net investment income	0.61	[5]	1.03	0.77	0.52	0.53	0.48
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

22	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.63		$19.57	$21.43	$20.10	$17.13	$18.90
Net investment income[2]	0.07		0.23	0.22	0.16	0.14	0.13
Net realized and unrealized gain (loss) on investments	2.98		(4.03)	(0.27)	2.33	2.99	(1.14)
Total from investment operations	3.05		(3.80)	(0.05)	2.49	3.13	(1.01)
Less distributions
From net investment income	—		(0.22)	(0.20)	(0.15)	(0.16)	(0.17)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.14)	(1.81)	(1.16)	(0.16)	(0.76)
Net asset value, end of period	$17.68		$14.63	$19.57	$21.43	$20.10	$17.13
Total return (%)[3]	20.85	[4]	(21.08)	0.24	12.30	18.32	(5.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$42	$102	$135	$135	$136
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[5]	1.21	1.21	1.21	1.21	1.22
Expenses including reductions	1.19	[5]	1.20	1.20	1.20	1.21	1.21
Net investment income	0.84	[5]	1.17	1.02	0.76	0.78	0.74
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	23

CLASS R3 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.62		$19.55	$21.41	$20.09	$17.12	$18.89
Net investment income[2]	0.06		0.23	0.18	0.13	0.12	0.10
Net realized and unrealized gain (loss) on investments	2.98		(4.05)	(0.27)	2.32	2.99	(1.14)
Total from investment operations	3.04		(3.82)	(0.09)	2.45	3.11	(1.04)
Less distributions
From net investment income	—		(0.19)	(0.16)	(0.12)	(0.14)	(0.14)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.11)	(1.77)	(1.13)	(0.14)	(0.73)
Net asset value, end of period	$17.66		$14.62	$19.55	$21.41	$20.09	$17.12
Total return (%)[3]	20.73	[4]	(21.16)	0.08	12.10	18.17	(5.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$9	$12	$16	$22	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	[5]	1.35	1.36	1.35	1.36	1.37
Expenses including reductions	1.35	[5]	1.34	1.35	1.34	1.35	1.37
Net investment income	0.68	[5]	1.15	0.86	0.63	0.66	0.57
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

24	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.65		$19.59	$21.45	$20.12	$17.14	$18.92
Net investment income[2]	0.09		0.30	0.27	0.22	0.19	0.18
Net realized and unrealized gain (loss) on investments	2.99		(4.05)	(0.27)	2.32	3.00	(1.16)
Total from investment operations	3.08		(3.75)	—	2.54	3.19	(0.98)
Less distributions
From net investment income	—		(0.27)	(0.25)	(0.20)	(0.21)	(0.21)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.19)	(1.86)	(1.21)	(0.21)	(0.80)
Net asset value, end of period	$17.73		$14.65	$19.59	$21.45	$20.12	$17.14
Total return (%)[3]	21.02	[4]	(20.87)	0.52	12.54	18.63	(5.22)
Ratios and supplemental data
Net assets, end of period (in millions)	$70		$74	$143	$231	$286	$268
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	[5]	1.06	1.06	1.06	1.07	1.06
Expenses including reductions	0.96	[5]	0.95	0.95	0.95	0.96	0.96
Net investment income	1.07	[5]	1.50	1.26	1.02	1.03	1.00
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	25

CLASS R5 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.67		$19.62	$21.48	$20.15	$17.16	$18.94
Net investment income[2]	0.11		0.34	0.31	0.26	0.23	0.21
Net realized and unrealized gain (loss) on investments	2.99		(4.06)	(0.26)	2.32	3.00	(1.15)
Total from investment operations	3.10		(3.72)	0.05	2.58	3.23	(0.94)
Less distributions
From net investment income	—		(0.31)	(0.30)	(0.24)	(0.24)	(0.25)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.23)	(1.91)	(1.25)	(0.24)	(0.84)
Net asset value, end of period	$17.77		$14.67	$19.62	$21.48	$20.15	$17.16
Total return (%)[3]	21.13	[4]	(20.74)	0.75	12.73	18.88	(5.02)
Ratios and supplemental data
Net assets, end of period (in millions)	$58		$61	$166	$198	$200	$275
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[5]	0.76	0.76	0.76	0.76	0.77
Expenses including reductions	0.76	[5]	0.75	0.75	0.75	0.75	0.76
Net investment income	1.27	[5]	1.70	1.48	1.22	1.27	1.16
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

26	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.67		$19.61	$21.48	$20.14	$17.16	$18.94
Net investment income[2]	0.11		0.36	0.32	0.27	0.24	0.23
Net realized and unrealized gain (loss) on investments	2.99		(4.06)	(0.27)	2.33	3.00	(1.15)
Total from investment operations	3.10		(3.70)	0.05	2.60	3.24	(0.92)
Less distributions
From net investment income	—		(0.32)	(0.31)	(0.25)	(0.26)	(0.27)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.24)	(1.92)	(1.26)	(0.26)	(0.86)
Net asset value, end of period	$17.77		$14.67	$19.61	$21.48	$20.14	$17.16
Total return (%)[3]	21.13	[4]	(20.66)	0.76	12.84	18.97	(5.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$3,327		$3,369	$4,584	$4,564	$3,077	$2,024
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	[5]	0.71	0.71	0.71	0.72	0.72
Expenses including reductions	0.71	[5]	0.70	0.70	0.70	0.69	0.69
Net investment income	1.32	[5]	1.81	1.54	1.25	1.27	1.26
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	27

CLASS NAV SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.68		$19.62	$21.49	$20.15	$17.16	$18.94
Net investment income[2]	0.11		0.36	0.33	0.27	0.24	0.23
Net realized and unrealized gain (loss) on investments	2.99		(4.06)	(0.28)	2.34	3.01	(1.15)
Total from investment operations	3.10		(3.70)	0.05	2.61	3.25	(0.92)
Less distributions
From net investment income	—		(0.32)	(0.31)	(0.26)	(0.26)	(0.27)
From net realized gain	—		(0.92)	(1.61)	(1.01)	—	(0.59)
Total distributions	—		(1.24)	(1.92)	(1.27)	(0.26)	(0.86)
Net asset value, end of period	$17.78		$14.68	$19.62	$21.49	$20.15	$17.16
Total return (%)[3]	21.12	[4]	(20.64)	0.77	12.85	18.95	(4.95)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,179		$887	$1,105	$1,219	$1,245	$750
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	[5]	0.70	0.70	0.70	0.70	0.70
Expenses including reductions	0.70	[5]	0.69	0.69	0.69	0.69	0.69
Net investment income	1.33	[5]	1.83	1.54	1.28	1.27	1.25
Portfolio turnover (%)	31		88	69	45	65	61

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

28	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B and Class I2 shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective after the close of business on August 31, 2020, Class R1 and Class R3 were closed to new investors.

Effective November 1, 2020, Class C shares convert to Class A shares after 8 years (certain exclusions apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	29

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives

30	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2020, the fund loaned securities valued at $4,073,064 and received $4,168,740 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2020 were $24,773.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	31

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.725% of the next $500 million of the fund’s average daily net assets; (c) 0.700% of the next $500 million of the fund’s average daily net assets; (d) 0.675% of the next $1 billion of the fund’s average daily net assets; (e) 0.650% of the next $10 billion of the fund’s average daily net assets; and (f) 0.625% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

32	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

For the six months ended September 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$27,035
Class B	56
Class C	4,922
Class I	200,870
Class I2	1,298
Class R1	377
Class R2	1,611

Class	Expense reduction
Class R3	$317
Class R4	2,672
Class R5	2,188
Class R6	122,801
Class NAV	37,863
Total	$402,010

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2020, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $39,483 for Class R4 shares for the six months ended September 30, 2020.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	33

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $252,906 for the six months ended September 30, 2020. Of this amount, $37,598 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $215,308 was paid as sales commissions to broker-dealers.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2020, CDSCs received by the Distributor amounted to $3,521 and $4,676 for Class A and Class C shares, respectively. During the six months ended September 30, 2020, there were no CDSCs received by the Distributor for Class B shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$994,682	$491,769
Class B	8,350	1,045
Class C	727,426	90,194
Class I	—	3,643,411
Class I2	—	23,390
Class R1	39,145	722
Class R2	114,205	3,070
Class R3	29,696	606
Class R4	136,053	5,140
Class R5	14,243	4,284
Class R6	—	235,209
Total	$2,063,800	$4,498,840

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating

34	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$19,600,000	3	0.540%	$(882)
Lender	10,460,000	5	0.563%	818

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2020 and for the year ended March 31, 2020 were as follows:

	Six Months Ended 9-30-20		Year Ended 3-31-20
	Shares	Amount	Shares	Amount

Class A shares
Sold	4,016,527	$71,116,425	8,099,695	$161,568,240
Distributions reinvested	—	—	2,637,777	55,762,596
Repurchased	(9,669,442)	(170,147,647)	(16,480,693)	(325,837,430)
Net decrease	(5,652,915)	$(99,031,222)	(5,743,221)	$(108,506,594)

Class B shares
Sold	1,216	$19,172	1,192	$22,584
Distributions reinvested	—	—	8,442	166,393
Repurchased	(69,697)	(1,141,855)	(164,821)	(3,165,681)
Net decrease	(68,481)	$(1,122,683)	(155,187)	$(2,976,704)

Class C shares
Sold	176,425	$2,873,581	644,136	$12,311,289
Distributions reinvested	—	—	489,485	9,682,020
Repurchased	(2,459,909)	(40,944,338)	(3,633,809)	(68,564,142)
Net decrease	(2,283,484)	$(38,070,757)	(2,500,188)	$(46,570,833)

Class I shares
Sold	51,156,811	$869,255,600	102,018,395	$1,907,812,951
Distributions reinvested	—	—	17,973,096	366,291,706
Repurchased	(83,450,644)	(1,418,013,392)	(139,397,179)	(2,680,658,813)
Net decrease	(32,293,833)	$(548,757,792)	(19,405,688)	$(406,554,156)

Class I2 shares
Sold	181,930	$3,209,025	72,243	$1,448,534
Distributions reinvested	—	—	124,145	2,530,085
Repurchased	(57,220)	(1,012,057)	(575,124)	(11,394,741)
Net increase (decrease)	124,710	$2,196,968	(378,736)	$(7,416,122)

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	35

	Six Months Ended 9-30-20		Year Ended 3-31-20
	Shares	Amount	Shares	Amount

Class R1 shares
Sold	66,263	$1,084,448	197,405	$3,877,157
Distributions reinvested	—	—	30,916	630,377
Repurchased	(161,625)	(2,634,182)	(350,335)	(6,893,030)
Net decrease	(95,362)	$(1,549,734)	(122,014)	$(2,385,496)

Class R2 shares
Sold	211,319	$3,567,160	733,520	$14,089,125
Distributions reinvested	—	—	189,843	3,870,898
Repurchased	(536,785)	(9,337,678)	(3,237,649)	(65,014,511)
Net decrease	(325,466)	$(5,770,518)	(2,314,286)	$(47,054,488)

Class R3 shares
Sold	45,614	$786,598	270,206	$5,400,467
Distributions reinvested	—	—	35,261	718,612
Repurchased	(154,678)	(2,396,713)	(292,433)	(5,770,953)
Net increase (decrease)	(109,064)	$(1,610,115)	13,034	$348,126

Class R4 shares
Sold	345,194	$5,727,612	942,602	$18,482,411
Distributions reinvested	—	—	302,431	6,169,593
Repurchased	(1,421,924)	(24,530,678)	(3,500,335)	(70,587,011)
Net decrease	(1,076,730)	$(18,803,066)	(2,255,302)	$(45,935,007)

Class R5 shares
Sold	370,479	$6,277,671	728,176	$14,187,537
Distributions reinvested	—	—	409,081	8,353,442
Repurchased	(1,297,955)	(22,484,337)	(5,399,053)	(108,668,647)
Net decrease	(927,476)	$(16,206,666)	(4,261,796)	$(86,127,668)

Class R6 shares
Sold	14,932,961	$251,759,784	43,133,272	$824,215,152
Distributions reinvested	—	—	12,963,310	264,581,161
Repurchased	(57,343,030)	(991,817,171)	(60,250,923)	(1,189,814,359)
Net decrease	(42,410,069)	$(740,057,387)	(4,154,341)	$(101,018,046)

Class NAV shares
Sold	6,832,874	$113,243,544	10,253,020	$187,949,281
Distributions reinvested	—	—	3,165,135	64,632,066
Repurchased	(954,793)	(16,864,527)	(9,328,190)	(189,813,426)
Net increase	5,878,081	$96,379,017	4,089,965	$62,767,921

Total net decrease	(79,240,089)	$(1,372,403,955)	(37,187,760)	$(791,429,067)

36	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Affiliates of the fund owned 86% of shares of Class NAV on September 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $3,566,816,652 and $4,581,541,807, respectively, for the six months ended September 30, 2020.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2020, funds within the John Hancock group of funds complex held 8.7% of the fund’s net assets. There were no affiliated funds with an ownership of 5% or more of the fund’s net assets.

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	416,413	$6,063,564	$488,175,555	$(490,084,698)	$16,852	$(3,018)	$52,988	—	$4,168,255

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 11 — Subsequent events

On June 25, 2020, the Board of Trustees approved redesignations of the following share classes:

Redesignation	Effective date
Class B shares as Class A shares	October 14, 2020
Class I2 shares as Class I shares	October 9, 2020
Class R1 shares as Class R2 shares	October 23, 2020
Class R3 shares as Class R2 shares	October 9, 2020

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

As a result of the Redesignations, Class B, Class I2, Class R1, and Class R3 shares were terminated, and shareholders in these classes became shareholders of the respective classes identified above, in each case with the same or lower total net expenses.

38	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	39

their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

40	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period and underperformed its benchmark index for the one-,five- and ten-year periods ended December 31, 2019. The Board also noted that the fund underperformed its peer group median for the one- and five-year periods and outperformed its peer group median for the three- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the one-, five-and ten-year periods and to the peer group median for the one- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	41

the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

42	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	43

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

44	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

*  *  *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	45

More Information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Managers

David T. Cohen, CFA

Mark E. Donovan, CFA

Stephanie T. McGirr

David J. Pyle, CFA

Principal distributor

John Hancock Investment Management

Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

46	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

John Hancock family of funds

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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John Hancock Multifactor Large Cap ETF

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John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

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John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

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Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

Investment Management

John Hancock Investment Management Distributors LLC ◾ Member FINRA, SIPC 200 Berkeley Street ◾ Boston, MA 02116-5010 ◾ 800-225-5291 ◾ jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management
340SA 9/20
MF1355794	11/2020

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling just prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended September 30, 2020. In response to the pandemic-led shock, the U.S. Federal Reserve and the government worked quickly to shore up the economy and equity markets began to rise, particularly large-cap U.S. growth stocks, during the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. The ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. While there has been economic growth in most of the United States, the pace has slowed in many areas as interest rates remain low and consumer spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional matters now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock Disciplined Value Mid Cap Fund

2	Your fund at a glance

3	Portfolio summary

4	A look at performance

6	Your expenses

8	Fund’s investments

14	Financial statements

18	Financial highlights

25	Notes to financial statements

33	Continuation of investment advisory and subadvisory agreements

40	More information

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020 (%)

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/2020 (% of net assests)

TOP 10 HOLDINGS AS OF 9/30/2020 (% of net assets)

Ameriprise Financial, Inc.	1.7

AMETEK, Inc.	1.6

Dover Corp.	1.5

TE Connectivity, Ltd.	1.5

Huntington Bancshares, Inc.	1.5

Fifth Third Bancorp	1.5

Qorvo, Inc.	1.4

FMC Corp.	1.4

Eaton Corp. PLC	1.3

Humana, Inc.	1.2

TOTAL	14.6

Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2020
	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-12.41	4.85	10.13	18.04	26.70	162.52
Class C1	-9.38	5.13	9.93	22.69	28.40	157.64
Class I2	-7.58	6.18	10.99	24.33	34.98	183.65
Class R2[1,2]	-7.92	5.78	10.56	24.08	32.42	173.00
Class R4[1,2]	-7.72	6.03	10.76	24.21	34.02	177.94
Class R6[1,2]	-7.45	6.30	11.05	24.39	35.73	185.22
Class ADV[2]	-7.78	5.92	10.67	24.21	33.33	175.71
Index†	-7.30	6.38	9.71	27.63	36.24	152.71

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class ADV
Gross (%)	1.12	1.87	0.87	1.26	1.11	0.76	1.12
Net (%)	1.11	1.86	0.86	1.25	1.00	0.75	1.11

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell Midcap Value Index.

See the following page for footnotes.

4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	9-30-10	25,764	25,764	25,271
Class I	9-30-10	28,365	28,365	25,271
Class R2[1,2]	9-30-10	27,300	27,300	25,271
Class R4[1,2]	9-30-10	27,794	27,794	25,271
Class R6[1,2]	9-30-10	28,522	28,522	25,271
Class ADV[2]	9-30-10	27,571	27,571	25,271

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]

Class C, Class R2, Class R4, and Class R6 shares were first offered on 8-15-11, 3-1-12, 7-2-13, and 9-1-11, respectively. Returns shown prior to these dates are those of Class A shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[2]	For certain types of investors, as described in the Fund’s prospectus.

[3]	The contingent deferred sales charge is not applicable.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2020	Ending value on 9-30-2020	Expenses paid during period ended 9-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,242.10	$ 6.30	1.12%
	Hypothetical example	1,000.00	1,019.50	5.67	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,236.90	10.49	1.87%
	Hypothetical example	1,000.00	1,015.70	9.45	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,243.30	4.89	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%
Class R2	Actual expenses/actual returns	1,000.00	1,240.80	6.97	1.24%
	Hypothetical example	1,000.00	1,018.90	6.28	1.24%
Class R4	Actual expenses/actual returns	1,000.00	1,242.10	5.68	1.01%
	Hypothetical example	1,000.00	1,020.00	5.11	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,243.90	4.28	0.76%
	Hypothetical example	1,000.00	1,021.30	3.85	0.76%
Class ADV	Actual expenses/actual returns	1,000.00	1,242.10	6.30	1.12%
	Hypothetical example	1,000.00	1,019.50	5.67	1.12%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

Fund’s investments

AS OF 9-30-20 (unaudited)

	Shares	Value
Common stocks 98.2%		$11,510,013,340
(Cost $9,957,813,729)

Communication services 2.0%		233,456,296

Entertainment 1.0%
Activision Blizzard, Inc.	358,656	29,033,203
Electronic Arts, Inc. (A)	254,582	33,200,039
Live Nation Entertainment, Inc. (A)	1,048,084	56,470,766

Interactive media and services 0.3%
Yelp, Inc. (A)(B)	1,457,247	29,276,092

Media 0.7%
Altice USA, Inc., Class A (A)	3,287,546	85,476,196

Consumer discretionary 11.8%		1,382,128,341

Auto components 1.0%
Gentex Corp.	2,338,008	60,203,706
Lear Corp.	523,261	57,061,612

Automobiles 0.7%
Harley-Davidson, Inc. (B)	3,273,518	80,332,132

Distributors 0.4%
LKQ Corp. (A)	1,755,587	48,682,428

Hotels, restaurants and leisure 3.3%
Darden Restaurants, Inc.	518,821	52,266,028
International Game Technology PLC (B)	2,392,395	26,627,356
Las Vegas Sands Corp.	1,280,621	59,753,776
Marriott International, Inc., Class A	616,615	57,086,217
Norwegian Cruise Line Holdings, Ltd. (A)(B)	2,373,315	40,607,420
Wyndham Destinations, Inc.	1,332,680	40,993,237
Wyndham Hotels & Resorts, Inc.	1,382,305	69,806,403
Wynn Resorts, Ltd.	612,058	43,951,885

Household durables 1.9%
Mohawk Industries, Inc. (A)	963,161	93,994,882
Whirlpool Corp.	679,086	124,877,125

Internet and direct marketing retail 0.9%
eBay, Inc.	685,183	35,698,034
Expedia Group, Inc.	771,683	70,755,614

Multiline retail 0.4%
Dollar Tree, Inc. (A)	437,451	39,956,774

Specialty retail 3.2%
AutoZone, Inc. (A)	122,327	144,057,168
Best Buy Company, Inc.	779,630	86,765,023
Foot Locker, Inc.	1,670,568	55,178,861

8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Consumer discretionary (continued)

Specialty retail (continued)
Ross Stores, Inc.	638,122	$59,549,545
Ulta Beauty, Inc. (A)	151,456	33,923,115

Consumer staples 1.8%		212,031,622

Beverages 0.5%
Coca-Cola European Partners PLC	1,406,756	54,596,200

Food products 1.3%
Nomad Foods, Ltd. (A)	3,639,266	92,728,498
Tyson Foods, Inc., Class A	1,087,877	64,706,924

Energy 3.2%		372,844,240

Energy equipment and services 1.0%
ChampionX Corp. (A)	5,341,540	42,678,905
Schlumberger NV	4,890,281	76,092,772

Oil, gas and consumable fuels 2.2%
ConocoPhillips	2,378,036	78,094,702
Marathon Petroleum Corp.	2,099,382	61,595,868
Parsley Energy, Inc., Class A	6,138,499	57,456,351
Valero Energy Corp.	1,314,073	56,925,642

Financials 17.4%		2,043,518,608

Banks 5.7%
East West Bancorp, Inc.	1,871,439	61,270,913
Fifth Third Bancorp	8,096,361	172,614,417
Huntington Bancshares, Inc.	18,872,860	173,064,126
KeyCorp	10,309,024	122,986,656
Truist Financial Corp. (B)	3,528,375	134,254,669

Capital markets 2.7%
Ameriprise Financial, Inc.	1,272,144	196,050,113
State Street Corp.	774,627	45,958,620
TD Ameritrade Holding Corp.	2,008,313	78,625,454

Consumer finance 1.2%
Discover Financial Services	1,763,483	101,894,048
SLM Corp.	4,635,872	37,504,204

Insurance 7.5%
Aflac, Inc.	1,614,636	58,692,019
Alleghany Corp.	213,704	111,222,247
American International Group, Inc.	2,146,469	59,092,292
Aon PLC, Class A	588,080	121,320,904
Everest Re Group, Ltd.	454,049	89,692,839
Globe Life, Inc.	913,631	72,999,117
Reinsurance Group of America, Inc.	1,423,056	135,460,701
RenaissanceRe Holdings, Ltd.	262,617	44,576,610

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

	Shares	Value

Financials (continued)

Insurance (continued)
The Allstate Corp.	1,023,737	$96,374,601
The Travelers Companies, Inc.	419,015	45,333,233
Willis Towers Watson PLC	198,997	41,554,554

Thrifts and mortgage finance 0.3%
Essent Group, Ltd.	1,161,207	42,976,271

Health care 11.6%		1,357,635,967

Health care equipment and supplies 1.5%
Boston Scientific Corp. (A)	1,378,510	52,672,867
Zimmer Biomet Holdings, Inc.	934,525	127,226,234

Health care providers and services 6.0%
AmerisourceBergen Corp.	945,520	91,639,798
Centene Corp. (A)	1,636,087	95,432,955
HCA Healthcare, Inc.	477,691	59,558,514
Humana, Inc.	348,349	144,178,168
Laboratory Corp. of America Holdings (A)	570,053	107,323,878
McKesson Corp.	346,998	51,678,412
Molina Healthcare, Inc. (A)	330,629	60,518,332
Universal Health Services, Inc., Class B	912,522	97,658,104

Health care technology 0.6%
Change Healthcare, Inc. (A)	4,749,332	68,912,807

Life sciences tools and services 3.0%
Avantor, Inc. (A)	4,558,621	102,523,386
ICON PLC (A)	532,578	101,770,330
IQVIA Holdings, Inc. (A)	494,879	78,007,777
PPD, Inc. (A)	1,686,052	62,367,063

Pharmaceuticals 0.5%
Jazz Pharmaceuticals PLC (A)	393,908	56,167,342

Industrials 20.6%		2,419,734,725

Aerospace and defense 4.2%
BWX Technologies, Inc.	767,082	43,194,387
Curtiss-Wright Corp.	596,994	55,675,660
Hexcel Corp.	1,163,098	39,021,938
Howmet Aerospace, Inc.	4,237,990	70,859,193
Huntington Ingalls Industries, Inc.	321,613	45,267,030
L3Harris Technologies, Inc.	766,276	130,144,316
Textron, Inc.	2,853,078	102,967,585

Air freight and logistics 0.5%
Expeditors International of Washington, Inc.	625,984	56,664,072

Airlines 1.0%
Southwest Airlines Company	3,130,174	117,381,525

10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Industrials (continued)

Building products 2.2%
Masco Corp.	1,703,970	$93,939,866
Owens Corning	1,491,707	102,644,359
Trane Technologies PLC	501,216	60,772,440

Construction and engineering 0.4%
MasTec, Inc. (A)(B)	1,171,907	49,454,475

Electrical equipment 3.7%
AMETEK, Inc.	1,913,943	190,245,934
Eaton Corp. PLC	1,519,446	155,029,075
EnerSys	545,305	36,600,872
Hubbell, Inc.	374,220	51,208,265

Machinery 5.8%
Altra Industrial Motion Corp.	850,001	31,424,537
Cummins, Inc.	391,765	82,725,097
Dover Corp.	1,611,280	174,566,075
Ingersoll Rand, Inc. (A)	1,317,707	46,910,369
ITT, Inc.	1,559,418	92,083,633
Oshkosh Corp.	979,177	71,969,510
PACCAR, Inc.	853,536	72,789,550
Parker-Hannifin Corp.	527,904	106,816,095

Professional services 1.1%
ASGN, Inc. (A)	951,341	60,467,234
Robert Half International, Inc. (B)	1,401,747	74,208,486

Road and rail 0.9%
Kansas City Southern	589,451	106,590,424

Trading companies and distributors 0.8%
HD Supply Holdings, Inc. (A)	2,379,067	98,112,723

Information technology 10.9%		1,272,658,937

Electronic equipment, instruments and components 1.9%
Flex, Ltd. (A)	4,684,551	52,185,898
TE Connectivity, Ltd.	1,774,094	173,399,948

IT services 3.0%
Amdocs, Ltd.	764,116	43,867,900
EVERTEC, Inc.	1,927,844	66,915,465
Leidos Holdings, Inc.	1,083,375	96,582,881
Rackspace Technology, Inc. (A)(B)	2,576,417	49,699,084
Science Applications International Corp.	1,151,085	90,268,086

Semiconductors and semiconductor equipment 4.2%
KLA Corp.	370,114	71,705,886
Lam Research Corp.	154,199	51,155,518
NXP Semiconductors NV	1,009,288	125,969,235
ON Semiconductor Corp. (A)	3,613,873	78,384,905

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

	Shares	Value

Information technology (continued)

Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)	1,292,020	$166,683,500

Software 0.5%
SS&C Technologies Holdings, Inc.	922,437	55,825,887

Technology hardware, storage and peripherals 1.3%
Western Digital Corp.	2,510,037	91,741,852
Xerox Holdings Corp.	3,104,576	58,272,892

Materials 5.8%		682,968,159

Chemicals 4.3%
Corteva, Inc. (B)	2,716,166	78,252,742
DuPont de Nemours, Inc.	1,407,246	78,074,008
FMC Corp.	1,565,620	165,814,814
Ingevity Corp. (A)	839,880	41,523,667
PPG Industries, Inc.	508,952	62,132,860
The Mosaic Company	4,134,022	75,528,582

Construction materials 0.5%
Eagle Materials, Inc.	649,370	56,053,618

Containers and packaging 0.4%
Avery Dennison Corp.	380,768	48,677,381

Metals and mining 0.6%
Steel Dynamics, Inc.	2,686,360	76,910,487

Real estate 7.3%		857,895,478

Equity real estate investment trusts 7.3%
American Homes 4 Rent, Class A	3,042,682	86,655,583
Boston Properties, Inc.	910,091	73,080,307
Cousins Properties, Inc.	2,424,104	69,305,133
Duke Realty Corp.	2,965,899	109,441,673
Equity Residential	1,559,485	80,048,365
Essex Property Trust, Inc.	227,173	45,614,067
Healthpeak Properties, Inc.	2,457,379	66,717,840
Invitation Homes, Inc.	1,345,896	37,671,629
Kilroy Realty Corp.	1,197,086	62,200,589
Lamar Advertising Company, Class A	686,414	45,420,014
Regency Centers Corp.	2,064,925	78,508,449
Welltower, Inc.	1,873,876	103,231,829

Utilities 5.8%		675,140,967

Electric utilities 3.1%
Edison International	2,187,161	111,195,265
Entergy Corp.	1,439,496	141,833,541
Evergy, Inc.	928,728	47,197,957
FirstEnergy Corp.	2,071,138	59,462,372

12	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

		Shares	Value
Utilities (continued)

Independent power and renewable electricity producers 0.7%
Vistra Corp.		4,188,944	$79,003,484

Multi-utilities 2.0%
Ameren Corp.		947,566	74,933,519
CenterPoint Energy, Inc.		5,783,863	111,917,749
DTE Energy Company		431,129	49,597,080

	Yield (%)	Shares	Value
Short-term investments 2.4%			$276,954,646
(Cost $276,876,285)

Short-term funds 2.4%			276,954,646
John Hancock Collateral Trust (C)	0.2185(D)	9,439,145	94,484,897
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0266(D)	182,469,749	182,469,749

Total investments (Cost $10,234,690,014) 100.6%			$11,786,967,986

Other assets and liabilities, net (0.6%)			(66,972,530)

Total net assets 100.0%			$11,719,995,456

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

(A)	Non-income producing security.

(B)	All or a portion of this security is on loan as of 9-30-20.

(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(D)	The rate shown is the annualized seven-day yield as of 9-30-20.

At 9-30-20,the aggregate cost of investments for federal income tax purposes was $10,431,381,050.Net unrealized appreciation aggregated to $1,355,586,936,of which $1,994,878,073 related to gross unrealized appreciation and $639,291,137 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $10,140,283,478) including $92,050,679 of securities loaned	$11,692,483,089
Affiliated investments, at value (Cost $94,406,536)	94,484,897
Total investments, at value (Cost $10,234,690,014)	11,786,967,986
Cash	338,095
Dividends and interest receivable	13,551,526
Receivable for fund shares sold	18,887,530
Receivable for investments sold	16,201,335
Receivable for securities lending income	75,116
Other assets	351,394
Total assets	11,836,372,982
Liabilities
Payable for investments purchased	2,018,804
Payable for fund shares repurchased	17,498,844
Payable upon return of securities loaned	94,465,331
Payable to affiliates
Accounting and legal services fees	656,042
Transfer agent fees	861,466
Distribution and service fees	26,120
Trustees’ fees	8,073
Other liabilities and accrued expenses	842,846
Total liabilities	116,377,526
Net assets	$11,719,995,456
Net assets consist of
Paid-in capital	$9,929,187,368
Total distributable earnings (loss)	1,790,808,088
Net assets	$11,719,995,456

14	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($856,614,651 ÷ 46,260,770 shares)[1]	$18.52
Class C ($99,448,919 ÷ 5,381,188 shares)[1]	$18.48
Class I ($7,670,994,181 ÷ 395,932,101 shares)	$19.37
Class R2 ($87,378,297 ÷ 4,534,629 shares)	$19.27
Class R4 ($102,299,759 ÷ 5,288,423 shares)	$19.34
Class R6 ($2,902,684,861 ÷ 149,792,927 shares)	$19.38
Class ADV ($574,788 ÷ 31,120 shares)	$18.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	15

STATEMENT OF OPERATIONS For the six months ended 9-30-20 (unaudited)

Investment income
Dividends	$110,115,944
Securities lending	330,588
Interest	108,377
Less foreign taxes withheld	(172,001)
Total investment income	110,382,908
Expenses
Investment management fees	40,676,906
Distribution and service fees	1,990,563
Accounting and legal services fees	1,021,070
Transfer agent fees	5,350,671
Trustees’ fees	107,676
Custodian fees	648,062
State registration fees	138,644
Printing and postage	304,259
Professional fees	99,184
Other	209,334
Total expenses	50,546,369
Less expense reductions	(436,446)
Net expenses	50,109,923
Net investment income	60,272,985
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	376,045,387
Affiliated investments	70,294
376,115,681
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,957,336,521
Affiliated investments	53,252
1,957,389,773
Net realized and unrealized gain	2,333,505,454
Increase in net assets from operations	$2,393,778,439

16	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-20 (unaudited)	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$60,272,985	$124,207,131
Net realized gain	376,115,681	113,183,884
Change in net unrealized appreciation (depreciation)	1,957,389,773	(2,735,655,599)
Increase (decrease) in net assets resulting from operations	2,393,778,439	(2,498,264,584)
Distributions to shareholders
From earnings
Class A	—	(25,996,912)
Class C	—	(2,622,914)
Class I	—	(214,061,726)
Class R2	—	(2,428,506)
Class R4	—	(2,021,537)
Class R6	—	(83,982,247)
Class ADV	—	(17,729)
Total distributions	—	(331,131,571)
From fund share transactions	(590,151,376)	396,141,647
Total increase (decrease)	1,803,627,063	(2,433,254,508)
Net assets
Beginning of period	9,916,368,393	12,349,622,901
End of period	$11,719,995,456	$9,916,368,393

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	17

Financial highlights

CLASS A SHARES Period ended	9-30-20[1]	3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.91	$19.08	$22.35	$21.61	$18.49	$20.19
Net investment income[2]	0.07	0.14	0.12	0.07	0.10	0.13
Net realized and unrealized gain (loss) on investments	3.54	(3.83)	(1.01)	2.11	3.57	(0.63)
Total from investment operations	3.61	(3.69)	(0.89)	2.18	3.67	(0.50)
Less distributions
From net investment income	—	(0.14)	(0.13)	(0.06)	(0.14)	(0.07)
From net realized gain	—	(0.34)	(2.25)	(1.38)	(0.41)	(1.13)
Total distributions	—	(0.48)	(2.38)	(1.44)	(0.55)	(1.20)
Net asset value, end of period	$18.52	$14.91	$19.08	$22.35	$21.61	$18.49
Total return (%)[3,4]	24.21[5]	(20.06)	(2.98)	10.15	19.96	(2.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$857	$782	$1,184	$1,547	$2,088	$1,971
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.12	1.11	1.11	1.12	1.13
Expenses including reductions	1.12[6]	1.12	1.10	1.10	1.12	1.12
Net investment income	0.81[6]	0.70	0.58	0.30	0.48	0.70
Portfolio turnover (%)	24	54	53	53	50	47

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

18	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-20[1]	3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.94	$19.13	$22.42	$21.77	$18.65	$20.43
Net investment loss[2]	—[3]	(0.01)	(0.04)	(0.10)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	3.54	(3.84)	(1.00)	2.13	3.58	(0.64)
Total from investment operations	3.54	(3.85)	(1.04)	2.03	3.53	(0.65)
Less distributions
From net investment income	—	—	—	—	—	—
From net realized gain	—	(0.34)	(2.25)	(1.38)	(0.41)	(1.13)
Total distributions	—	(0.34)	(2.25)	—	—	—
Net asset value, end of period	$18.48	$14.94	$19.13	$22.42	$21.77	$18.65
Total return (%)[4,5]	23.69[6]	(20.63)	(3.72)	9.35	18.99	(3.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$99	$107	$182	$278	$319	$329
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[7]	1.87	1.86	1.86	1.87	1.88
Expenses including reductions	1.87[7]	1.87	1.85	1.85	1.87	1.87
Net investment income (loss)	0.04[7]	(0.07)	(0.19)	(0.43)	(0.27)	(0.06)
Portfolio turnover (%)	24	54	53	53	50	47

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	19

CLASS I SHARES Period ended	9-30-20[1]	3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$15.58	$19.91	$23.22	$22.39	$19.14	$20.86
Net investment income[2]	0.10	0.20	0.18	0.14	0.16	0.20
Net realized and unrealized gain (loss) on investments	3.69	(4.00)	(1.06)	2.19	3.69	(0.67)
Total from investment operations	3.79	(3.80)	(0.88)	2.33	3.85	(0.47)
Less distributions
From net investment income	—	(0.19)	(0.18)	(0.12)	(0.19)	(0.12)
From net realized gain	—	(0.34)	(2.25)	(1.38)	(0.41)	(1.13)
Total distributions	—	(0.53)	(2.43)	(1.50)	(0.60)	(1.25)
Net asset value, end of period	$19.37	$15.58	$19.91	$23.22	$22.39	$19.14
Total return (%)[3]	24.33[4]	(19.84)	(2.79)	10.46	20.25	(2.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$7,671	$6,349	$7,784	$9,799	$9,512	$7,802
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.87	0.88	0.86	0.86	0.87
Expenses including reductions	0.87[5]	0.87	0.87	0.85	0.86	0.86
Net investment income	1.06[5]	0.97	0.82	0.58	0.75	0.99
Portfolio turnover (%)	24	54	53	53	50	47

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

20	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$15.53		$19.85	$23.14	$22.32	$19.09	$20.81
Net investment income[2]	0.06		0.11	0.09	0.04	0.07	0.11
Net realized and unrealized gain (loss) on investments	3.68		(3.98)	(1.04)	2.19	3.68	(0.66)
Total from investment operations	3.74		(3.87)	(0.95)	2.23	3.75	(0.55)
Less distributions
From net investment income	—		(0.11)	(0.09)	(0.03)	(0.11)	(0.04)
From net realized gain	—		(0.34)	(2.25)	(1.38)	(0.41)	(1.13)
Total distributions	—		(0.45)	(2.34)	(1.41)	(0.52)	(1.17)
Net asset value, end of period	$19.27		$15.53	$19.85	$23.14	$22.32	$19.09
Total return (%)[3]	24.08	[4]	(20.14)	(3.14)	10.03	19.76	(2.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$87		$77	$131	$188	$216	$234
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[5]	1.26	1.27	1.26	1.27	1.27
Expenses including reductions	1.24	[5]	1.25	1.26	1.25	1.26	1.27
Net investment income	0.69	[5]	0.54	0.41	0.17	0.35	0.56
Portfolio turnover (%)	24		54	53	53	50	47

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	21

CLASS R4 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$15.57		$19.90	$23.20	$22.38	$19.13	$20.85
Net investment income[2]	0.09		0.17	0.15	0.09	0.12	0.16
Net realized and unrealized gain (loss) on investments	3.68		(4.00)	(1.05)	2.20	3.70	(0.66)
Total from investment operations	3.77		(3.83)	(0.90)	2.29	3.82	(0.50)
Less distributions
From net investment income	—		(0.16)	(0.15)	(0.09)	(0.16)	(0.09)
From net realized gain	—		(0.34)	(2.25)	(1.38)	(0.41)	(1.13)
Total distributions	—		(0.50)	(2.40)	(1.47)	(0.57)	(1.22)
Net asset value, end of period	$19.34		$15.57	$19.90	$23.20	$22.38	$19.13
Total return (%)[3]	24.21	[4]	(19.96)	(2.90)	10.26	20.09	(2.50)
Ratios and supplemental data
Net assets, end of period (in millions)	$102		$55	$74	$97	$95	$104
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[5]	1.11	1.12	1.12	1.11	1.12
Expenses including reductions	1.01	[5]	1.00	1.01	1.01	1.00	1.02
Net investment income	0.98	[5]	0.81	0.68	0.42	0.60	0.81
Portfolio turnover (%)	24		54	53	53	50	47

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

22	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$15.58		$19.90	$23.21	$22.38	$19.13	$20.85
Net investment income[2]	0.11		0.23	0.21	0.17	0.18	0.22
Net realized and unrealized gain (loss) on investments	3.69		(4.00)	(1.07)	2.18	3.69	(0.67)
Total from investment operations	3.80		(3.77)	(0.86)	2.35	3.87	(0.45)
Less distributions
From net investment income	—		(0.21)	(0.20)	(0.14)	(0.21)	(0.14)
From net realized gain	—		(0.34)	(2.25)	(1.38)	(0.41)	(1.13)
Total distributions	—		(0.55)	(2.45)	(1.52)	(0.62)	(1.27)
Net asset value, end of period	$19.38		$15.58	$19.90	$23.21	$22.38	$19.13
Total return (%)[3]	24.39	[4]	(19.72)	(2.66)	10.56	20.35	(2.25)
Ratios and supplemental data
Net assets, end of period (in millions)	$2,903		$2,546	$2,994	$2,748	$1,774	$1,053
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[5]	0.76	0.77	0.77	0.77	0.77
Expenses including reductions	0.76	[5]	0.76	0.76	0.76	0.76	0.76
Net investment income	1.17	[5]	1.08	0.96	0.71	0.86	1.13
Portfolio turnover (%)	24		54	53	53	50	47

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	23

CLASS ADV SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$14.87		$19.03	$22.30	$21.56	$18.46	$20.15
Net investment income[2]	0.07		0.14	0.11	0.07	0.11	0.12
Net realized and unrealized gain (loss) on investments	3.53		(3.82)	(1.00)	2.11	3.54	(0.63)
Total from investment operations	3.60		(3.68)	(0.89)	2.18	3.65	(0.51)
Less distributions
From net investment income	—		(0.14)	(0.13)	(0.06)	(0.14)	(0.05)
From net realized gain	—		(0.34)	(2.25)	(1.38)	(0.41)	(1.13)
Total distributions	—		(0.48)	(2.38)	(1.44)	(0.55)	(1.18)
Net asset value, end of period	$18.47		$14.87	$19.03	$22.30	$21.56	$18.46
Total return (%)[3]	24.21	[4]	(20.06)	(2.98)	10.17	19.88	(2.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$— [5]	$1	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[6]	1.12	1.11	1.11	1.13	1.42
Expenses including reductions	1.12	[6]	1.12	1.10	1.10	1.12	1.16
Net investment income	0.81	[6]	0.71	0.49	0.32	0.55	0.63
Portfolio turnover (%)	24		54	53	53	50	47

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

24	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund into the fund. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective November 1, 2020, Class C shares convert to Class A shares after 8 years (certain exclusions apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	25

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

26	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2020, the fund loaned securities valued at $92,050,679 and received $94,465,331 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2020 were $23,318.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.

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Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next $1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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For the six months ended September 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$28,865
Class C	3,752
Class I	252,091
Class R2	2,972

Class	Expense reduction
Class R4	$3,264
Class R6	98,021
Class ADV	19
Total	$388,984

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2020, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class ADV	0.25%	—

Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $47,462 for Class R4 shares for the six months ended September 30, 2020.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $326,964 for the six months ended September 30, 2020. Of this amount, $50,503 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $276,461 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	29

providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2020, CDSCs received by the Distributor amounted to $6,908 and $6,976 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,061,806	$525,014
Class C	554,655	68,798
Class I	—	4,558,482
Class R2	209,648	5,665
Class R4	163,751	5,987
Class R6	—	186,378
Class ADV	703	347
Total	$1,990,563	$5,350,671

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$29,500,000	3	0.530%	$(1,303)
Lender	26,692,218	5	0.596%	2,209

30	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2020 and for the year ended March 31, 2020 were as follows:

	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount
Class A shares
Sold	5,940,050	$104,119,176	13,654,022	$265,293,757
Distributions reinvested	—	—	1,080,962	22,667,783
Repurchased	(12,106,882)	(208,477,674)	(24,370,445)	(471,965,836)
Net decrease	(6,166,832)	$(104,358,498)	(9,635,461)	$(184,004,296)
Class C shares
Sold	245,920	$4,341,811	646,233	$12,714,167
Distributions reinvested	—	—	110,510	2,326,246
Repurchased	(2,043,699)	(35,980,778)	(3,069,943)	(60,355,776)
Net decrease	(1,797,779)	$(31,638,967)	(2,313,200)	$(45,315,363)
Class I shares
Sold	61,430,315	$1,111,961,076	132,026,217	$2,651,759,012
Distributions reinvested	—	—	8,328,620	182,396,777
Repurchased	(72,939,504)	(1,321,841,442)	(123,797,738)	(2,419,758,033)
Net increase (decrease)	(11,509,189)	$(209,880,366)	16,557,099	$414,397,756
Class R2 shares
Sold	466,786	$8,559,745	1,106,934	$21,770,845
Distributions reinvested	—	—	97,034	2,119,217
Repurchased	(881,141)	(16,153,147)	(2,850,860)	(59,144,063)
Net decrease	(414,355)	$(7,593,402)	(1,646,892)	$(35,254,001)
Class R4 shares
Sold	3,109,336	$52,437,534	1,516,265	$31,772,255
Distributions reinvested	—	—	92,350	2,021,537
Repurchased	(1,360,310)	(24,881,653)	(1,809,529)	(38,067,820)
Net increase (decrease)	1,749,026	$27,555,881	(200,914)	$(4,274,028)
Class R6 shares
Sold	20,985,419	$376,747,040	42,572,165	$851,126,502
Distributions reinvested	—	—	3,643,329	79,716,046
Repurchased	(34,648,773)	(640,978,558)	(33,199,308)	(680,251,869)
Net increase (decrease)	(13,663,354)	$(264,231,518)	13,016,186	$250,590,679

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	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount
Class ADV shares
Sold	2,365	$40,000	6,498	$131,200
Distributions reinvested	—	—	844	17,640
Repurchased	(2,512)	(44,506)	(6,990)	(147,940)
Net increase (decrease)	(147)	$(4,506)	352	$900
Total net increase (decrease)	(31,802,630)	$(590,151,376)	15,777,170	$396,141,647

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,680,368,431 and $3,159,863,377, respectively, for the six months ended September 30, 2020.

Note 7 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	9,439,145	$57,755,072	$615,591,414	$(578,985,135)	$70,294	$53,252	$330,588	—	$94,484,897

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 8 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 9 — Subsequent events

On June 25, 2020, the Board of Trustees approved redesignations of the following share class:

Redesignation	Effective date
Class ADV shares as Class A shares	October 9, 2020

As a result of the redesignation, the existing Class ADV shares were terminated, and shareholders currently in this class became shareholders of Class A with the same or lower total net expenses.

32	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

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their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

34	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The

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Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or

36	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	37

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;

(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

38	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

*  *  *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	39

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Managers

Joseph F. Feeney, Jr., CFA

Steven L. Pollack, CFA

Principal distributor

John Hancock Investment Management

Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

40	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

Investment Management

John Hancock Investment Management Distributors LLC  ∎  Member FINRA, SIPC

200 Berkeley Street  ∎  Boston, MA 02116-5010  ∎  800-225-5291  ∎  jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

363SA 9/20
MF1355799	11/2020

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling just prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended September 30, 2020. The governments of many nations worked to shore up their economies, and equity markets began to rise from their first-quarter sell-off; this comeback gathered momentum for the remainder of the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. The ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. While there has been economic growth in much of the developed world, the pace has slowed in many areas as interest rates remain low and consumer spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock Global Shareholder Yield Fund

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

13	Financial statements

17	Financial highlights

24	Notes to financial statements

34	Continuation of investment advisory and subadvisory agreements

40	More information

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/2020 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2020 (% of net assets)
Microsoft Corp.	2.2

Verizon Communications, Inc.	1.9

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7

KLA Corp.	1.7

Takeda Pharmaceutical Company, Ltd.	1.6

Unilever PLC	1.5

Snam SpA	1.5

AbbVie, Inc.	1.4

Allianz SE	1.4

AT&T, Inc.	1.4

TOTAL	16.3

  Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the ‘‘Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

TOP 10 COUNTRIES AS OF 9/30/2020 (% of net assets)
United States	56.7
United Kingdom	7.2
Germany	6.7
Canada	6.0
France	5.7
Italy	3.2
Switzerland	2.9
Japan	2.3
South Korea	1.7
Taiwan	1.7
TOTAL	94.1

Cash and cash equivalents are not included.

4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2020

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized†
							as of	as of
	1-year	5-year	10-year	6-month	5-year	10-year	9-30-20	9-30-20

Class A	-11.17	2.96	5.65	11.64	15.70	73.33	2.46	2.28

Class B	-11.52	2.95	5.56	12.11	15.63	71.83	1.80	1.66

Class C	-7.94	3.29	5.43	16.11	17.56	69.74	1.82	1.68

Class I1	-6.19	4.32	6.53	17.67	23.53	88.32	2.85	2.71

Class R2[1,2]	-6.50	3.92	6.09	17.53	21.22	80.56	2.50	2.37

Class R6[1,2]	-6.10	4.41	6.58	17.63	24.10	89.10	2.94	2.80

Class NAV[1]	-6.10	4.43	6.64	17.75	24.20	90.26	2.95	2.82

Index††	10.41	10.48	9.37	28.82	64.56	145.01	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.29	1.99	1.99	0.99	1.38	0.88	0.87
Net (%)	1.09	1.84	1.84	0.84	1.24	0.74	0.86

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.

		With maximum	Without
	Start date	sales charge ($)	sales charge ($)	Index ($)
Class B3	9-30-10	17,183	17,183	24,501
Class C3	9-30-10	16,974	16,974	24,501
Class I1	9-30-10	18,832	18,832	24,501
Class R2[1,2]	9-30-10	18,056	18,056	24,501
Class R6[1,2]	9-30-10	18,910	18,910	24,501
Class NAV[1]	9-30-10	19,026	19,026	24,501

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectuses.

[2]

Class R2 and Class R6 shares were first offered 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[3]	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2020	Ending value on 9-30-2020	Expenses paid during period ended 9-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,174.70	$ 5.94	1.09%
	Hypothetical example	1,000.00	1,019.60	5.52	1.09%
Class B	Actual expenses/actual returns	1,000.00	1,171.10	10.01	1.84%
	Hypothetical example	1,000.00	1,015.80	9.30	1.84%
Class C	Actual expenses/actual returns	1,000.00	1,171.10	10.01	1.84%
	Hypothetical example	1,000.00	1,015.80	9.30	1.84%
Class I	Actual expenses/actual returns	1,000.00	1,176.70	4.58	0.84%
	Hypothetical example	1,000.00	1,020.90	4.26	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,175.30	6.71	1.23%
	Hypothetical example	1,000.00	1,018.90	6.23	1.23%
Class R6	Actual expenses/actual returns	1,000.00	1,176.30	4.04	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	1,177.50	4.04	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 9-30-20 (unaudited)

	Shares	Value
Common stocks 97.2%		$1,556,149,228
(Cost $1,320,929,334)

Australia 0.5%		8,548,202
Macquarie Group, Ltd.	98,613	8,548,202

Canada 6.0%		96,661,624
BCE, Inc. (A)	479,477	19,884,135
Fortis, Inc. (A)	299,352	12,238,912
Nutrien, Ltd.	438,283	17,193,842
Restaurant Brands International, Inc.	149,404	8,592,224
Rogers Communications, Inc., Class B	213,745	8,478,849
Royal Bank of Canada	205,565	14,433,008
TELUS Corp. (A)	900,240	15,840,654

Denmark 0.6%		9,650,304
Novo Nordisk A/S, B Shares	139,285	9,650,304

France 5.7%		91,399,578
AXA SA	625,969	11,585,485
Cie Generale des Etablissements Michelin SCA	125,956	13,521,148
Danone SA	173,396	11,231,799
Orange SA	832,440	8,670,377
Sanofi	218,654	21,911,845
SCOR SE (B)	316,256	8,805,234
TOTAL SE	456,390	15,673,690

Germany 6.7%		106,581,823
Allianz SE	115,597	22,186,638
BASF SE	260,093	15,838,732
Bayer AG	145,329	8,965,940
Deutsche Post AG	411,132	18,655,455
Deutsche Telekom AG	547,451	9,115,136
Muenchener Rueckversicherungs-Gesellschaft AG	74,156	18,851,854
Siemens AG	101,399	12,805,662
Siemens Energy AG (B)	6,023	162,406

Italy 3.2%		50,597,633
Assicurazioni Generali SpA	781,377	11,013,119
Snam SpA	4,692,593	24,133,082
Terna Rete Elettrica Nazionale SpA	2,208,343	15,451,432

Japan 2.3%		36,662,712
Takeda Pharmaceutical Company, Ltd.	714,800	25,549,051
Tokio Marine Holdings, Inc.	254,000	11,113,661

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

	Shares	Value

Norway 0.7%		$10,700,438
Orkla ASA	1,060,239	10,700,438

Singapore 0.6%		10,145,329
Singapore Exchange, Ltd.	1,504,200	10,145,329

South Korea 1.7%		27,964,152
Hyundai Glovis Company, Ltd.	67,957	8,355,709
Samsung Electronics Company, Ltd., GDR (C)	15,465	19,608,443

Sweden 0.7%		10,503,067
Atlas Copco AB, A Shares	220,288	10,503,067

Switzerland 2.9%		46,123,958
Nestle SA	130,864	15,574,392
Novartis AG	166,852	14,486,812
Roche Holding AG	46,893	16,062,754

Taiwan 1.7%		27,141,750
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	334,794	27,141,750

United Kingdom 7.2%		114,806,376
AstraZeneca PLC, ADR (A)	221,378	12,131,514
BAE Systems PLC	2,665,279	16,552,828
British American Tobacco PLC	479,292	17,192,914
British American Tobacco PLC, ADR (A)	160,855	5,814,908
Coca-Cola European Partners PLC	220,289	8,549,416
GlaxoSmithKline PLC	932,346	17,479,242
National Grid PLC	1,124,346	12,914,476
Unilever PLC	392,047	24,171,078

United States 56.7%		908,662,282
AbbVie, Inc.	258,180	22,613,986
Altria Group, Inc.	507,686	19,616,987
Ameren Corp.	197,387	15,609,364
American Electric Power Company, Inc.	170,670	13,948,859
American Tower Corp.	41,440	10,017,291
Amgen, Inc.	59,979	15,244,263
Analog Devices, Inc.	137,407	16,040,893
Apple, Inc.	170,124	19,702,060
AT&T, Inc.	774,828	22,090,346
BlackRock, Inc.	19,630	11,062,487
Broadcom, Inc.	35,988	13,111,148
Chevron Corp.	111,779	8,048,088
Cisco Systems, Inc.	442,758	17,440,238
CME Group, Inc.	41,440	6,933,326
Comcast Corp., Class A	225,195	10,417,521
Dominion Energy, Inc.	248,096	19,582,217

10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

United States (continued)
Dow, Inc.	201,205	$9,466,695
Duke Energy Corp.	171,215	15,162,800
Eaton Corp. PLC	206,656	21,085,112
Emerson Electric Company	169,033	11,083,494
Entergy Corp.	165,761	16,332,431
Enterprise Products Partners LP	705,579	11,141,092
Evergy, Inc.	162,491	8,257,793
Exxon Mobil Corp.	209,382	7,188,084
FirstEnergy Corp.	346,791	9,956,370
Hanesbrands, Inc.	632,513	9,962,080
Hasbro, Inc. (A)	121,595	10,058,338
IBM Corp.	170,124	20,698,987
Intel Corp.	226,831	11,745,309
Iron Mountain, Inc.	682,677	18,288,917
Johnson & Johnson	127,047	18,914,757
JPMorgan Chase & Co.	107,418	10,341,131
Kimberly-Clark Corp.	134,681	19,886,996
KLA Corp.	136,863	26,515,838
Las Vegas Sands Corp.	202,296	9,439,131
Lazard, Ltd., Class A	289,537	9,569,198
Leggett & Platt, Inc. (A)	216,472	8,912,152
Lockheed Martin Corp.	33,807	12,957,547
LyondellBasell Industries NV, Class A	148,858	10,493,000
Magellan Midstream Partners LP	263,909	9,025,688
Maxim Integrated Products, Inc.	64,342	4,350,163
McDonald’s Corp.	39,259	8,616,958
Merck & Company, Inc.	261,183	21,665,130
MetLife, Inc.	357,151	13,275,303
Microsoft Corp.	166,852	35,093,983
PepsiCo, Inc.	100,329	13,905,599
Pfizer, Inc.	547,995	20,111,417
Philip Morris International, Inc.	291,869	21,887,256
Phillips 66	147,222	7,631,988
T. Rowe Price Group, Inc.	64,887	8,319,811
Target Corp.	86,697	13,647,842
Texas Instruments, Inc.	147,222	21,021,829
The Coca-Cola Company	259,550	12,813,984
The Home Depot, Inc.	35,988	9,994,227
The PNC Financial Services Group, Inc.	61,070	6,712,204
The Procter & Gamble Company	92,150	12,807,929
Truist Financial Corp.	270,453	10,290,737
United Parcel Service, Inc., Class B	71,430	11,902,381
UnitedHealth Group, Inc.	36,533	11,389,893
Vail Resorts, Inc. (A)	47,438	10,150,309

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	11

		Shares	Value

United States (continued)
Verizon Communications, Inc.		512,552	$30,491,718
Watsco, Inc.		62,706	14,603,600
WEC Energy Group, Inc.		182,664	17,700,142
Welltower, Inc.		223,559	12,315,865

	Yield (%)	Shares	Value
Short-term investments 1.5%			$23,849,367
(Cost $23,826,454)

Short-term funds 1.5%			23,849,367
John Hancock Collateral Trust (D)	0.2185(E)	2,382,578	23,849,367

Total investments (Cost $1,344,755,788) 98.7%			$1,579,998,595

Other assets and liabilities, net 1.3%			21,039,682

Total net assets 100.0%			$1,601,038,277

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

(A)	All or a portion of this security is on loan as of 9-30-20.

(B)	Non-income producing security.

(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(E)	The rate shown is the annualized seven-day yield as of 9-30-20.

At 9-30-20, the aggregate cost of investments for federal income tax purposes was $1,349,234,386. Net unrealized appreciation aggregated to $230,764,209, of which $326,833,285 related to gross unrealized appreciation and $96,069,076 related to gross unrealized depreciation.

12	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 9-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,320,929,334) including $22,239,046 of securities loaned	$1,556,149,228
Affiliated investments, at value (Cost $23,826,454)	23,849,367
Total investments, at value (Cost $1,344,755,788)	1,579,998,595
Cash	8,633,715
Foreign currency, at value (Cost $123,171)	123,564
Dividends and interest receivable	6,995,829
Receivable for fund shares sold	1,518,098
Receivable for investments sold	30,263,627
Receivable for securities lending income	14,155
Receivable from affiliates	6,325
Other assets	95,371
Total assets	1,627,649,279
Liabilities
Payable for investments purchased	1,927
Payable for fund shares repurchased	2,239,188
Payable upon return of securities loaned	23,961,247
Payable to affiliates
Accounting and legal services fees	96,556
Transfer agent fees	95,965
Distribution and service fees	100
Trustees’ fees	1,584
Other liabilities and accrued expenses	214,435
Total liabilities	26,611,002
Net assets	$1,601,038,277
Net assets consist of
Paid-in capital	$1,491,653,951
Total distributable earnings (loss)	109,384,326
Net assets	$1,601,038,277

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	13

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($281,754,034 ÷ 28,223,172 shares)[1]	$9.98
Class B ($457,785 ÷ 45,748 shares)[1]	$10.01
Class C ($38,340,417 ÷ 3,831,830 shares)[1]	$10.01
Class I ($645,617,777 ÷ 64,426,884 shares)	$10.02
Class R2 ($532,327 ÷ 53,046 shares)	$10.04
Class R6 ($258,913,872 ÷ 25,881,685 shares)	$10.00
Class NAV ($375,422,065 ÷ 37,496,629 shares)	$10.01

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

STATEMENT OF OPERATIONS For the six months ended 9-30-20 (unaudited)

Investment income
Dividends	$35,835,999
Securities lending	264,251
Interest	5,032
Less foreign taxes withheld	(1,686,308)
Total investment income	34,418,974

Expenses
Investment management fees	6,417,716
Distribution and service fees	643,761
Accounting and legal services fees	146,733
Transfer agent fees	617,953
Trustees’ fees	15,147
Custodian fees	205,793
State registration fees	73,576
Printing and postage	66,369
Professional fees	32,364
Other	47,866
Total expenses	8,267,278
Less expense reductions	(1,270,316)
Net expenses	6,996,962
Net investment income	27,422,012

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(37,368,955)
Affiliated investments	23,645
(37,345,310)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	266,122,511
Affiliated investments	30,808
266,153,319
Net realized and unrealized gain	228,808,009
Increase in net assets from operations	$256,230,021

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	9-30-20	Year ended
	(unaudited)	3-31-20

Increase (decrease) in net assets
From operations
Net investment income	$27,422,012	$62,259,045
Net realized loss	(37,345,310)	(66,219,485)
Change in net unrealized appreciation (depreciation)	266,153,319	(311,882,012)
Increase (decrease) in net assets resulting from operations	256,230,021	(315,842,452)
Distributions to shareholders
From earnings
Class A	(3,999,109)	(15,750,740)
Class B	(5,944)	(84,788)
Class C	(437,316)	(2,561,797)
Class I	(9,867,599)	(39,251,704)
Class R2	(7,535)	(33,638)
Class R6	(4,188,517)	(16,610,095)
Class NAV	(5,831,149)	(22,256,224)
Total distributions	(24,337,169)	(96,548,986)
From fund share transactions	(108,405,598)	(147,804,453)
Total increase (decrease)	123,487,254	(560,195,891)

Net assets
Beginning of period	1,477,551,023	2,037,746,914
End of period	$1,601,038,277	$1,477,551,023

16	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Financial highlights

CLASS A SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$8.62		$11.03	$11.14	$11.31	$10.78	$9.89	$11.78
Net investment income[3]	0.16		0.33	0.35	0.04	0.32	0.27	0.33
Net realized and unrealized gain (loss) on investments	1.34		(2.21)	0.16	(0.16)	0.53	0.92	(1.42)
Total from investment operations	1.50		(1.88)	0.51	(0.12)	0.85	1.19	(1.09)
Less distributions
From net investment income	(0.14)		(0.33)	(0.35)	(0.05)	(0.32)	(0.30)	(0.32)
From net realized gain	—		(0.20)	(0.27)	—	—	—	(0.48)
Total distributions	(0.14)		(0.53)	(0.62)	(0.05)	(0.32)	(0.30)	(0.80)
Net asset value, end of period	$9.98		$8.62	$11.03	$11.14	$11.31	$10.78	$9.89
Total return (%)[4,5]	17.47	[6]	(17.96)	4.86	(1.03)[6]	7.87	12.21	(9.38)
Ratios and supplemental data
Net assets, end of period (in millions)	$282		$257	$334	$348	$355	$381	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[7]	1.29	1.28	1.30 [7]	1.27	1.29	1.29
Expenses including reductions	1.09	[7]	1.09	1.09	1.09 [7]	1.09	1.26	1.28
Net investment income	3.20	[7]	2.96	3.18	3.78 [7]	2.85	2.62	3.03
Portfolio turnover (%)	15		33	16	2	19	25	33

[1]	Six months ended 9-30-20. Unaudited.

[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.

[3]	Based on average daily shares outstanding.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Does not reflect the effect of sales charges, if any.

[6]	Not annualized.

[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	17

CLASS B SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$8.64		$11.05	$11.15	$11.30	$10.78	$9.89	$11.78
Net investment income[3]	0.12		0.27	0.27	0.03	0.25	0.20	0.25
Net realized and unrealized gain (loss) on investments	1.35		(2.23)	0.17	(0.15)	0.50	0.92	(1.42)
Total from investment operations	1.47		(1.96)	0.44	(0.12)	0.75	1.12	(1.17)
Less distributions
From net investment income	(0.10)		(0.25)	(0.27)	(0.03)	(0.23)	(0.23)	(0.24)
From net realized gain	—		(0.20)	(0.27)	—	—	—	(0.48)
Total distributions	(0.10)		(0.45)	(0.54)	(0.03)	(0.23)	(0.23)	(0.72)
Net asset value, end of period	$10.01		$8.64	$11.05	$11.15	$11.30	$10.78	$9.89
Total return (%)[4,5]	17.11	[6]	(18.59)	4.16	(1.05)[6]	6.98	11.42	(10.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$—	[7]	$1	$4	$7	$7	$11	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	[8]	1.99	1.97	2.00 [8]	1.97	1.99	2.02
Expenses including reductions	1.84	[8]	1.84	1.84	1.84 [8]	1.84	1.97	2.02
Net investment income	2.45	[8]	2.41	2.49	3.03 [8]	2.19	1.94	2.31
Portfolio turnover (%)	15		33	16	2	19	25	33

[1]	Six months ended 9-30-20. Unaudited.

[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.

[3]	Based on average daily shares outstanding.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Does not reflect the effect of sales charges, if any.

[6]	Not annualized.

[7]	Less than $500,000.

[8]	Annualized.

18	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$8.64		$11.05	$11.16	$11.31	$10.78	$9.90	$11.79
Net investment income[3]	0.12		0.25	0.27	0.03	0.24	0.20	0.25
Net realized and unrealized gain (loss) on investments	1.35		(2.21)	0.16	(0.15)	0.52	0.91	(1.41)
Total from investment operations	1.47		(1.96)	0.43	(0.12)	0.76	1.11	(1.16)
Less distributions
From net investment income	(0.10)		(0.25)	(0.27)	(0.03)	(0.23)	(0.23)	(0.25)
From net realized gain	—		(0.20)	(0.27)	—	—	—	(0.48)
Total distributions	(0.10)		(0.45)	(0.54)	(0.03)	(0.23)	(0.23)	(0.73)
Net asset value, end of period	$10.01		$8.64	$11.05	$11.16	$11.31	$10.78	$9.90
Total return (%)[4,5]	17.11	[6]	(18.59)	4.06	(1.05)[6]	6.98	11.41	(10.02)
Ratios and supplemental data
Net assets, end of period (in millions)	$38		$44	$75	$107	$110	$126	$133
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	[7]	1.99	1.97	2.00 [7]	1.97	1.99	1.99
Expenses including reductions	1.84	[7]	1.84	1.84	1.84 [7]	1.84	1.97	1.98
Net investment income	2.45	[7]	2.27	2.49	3.03 [7]	2.11	1.92	2.33
Portfolio turnover (%)	15		33	16	2	19	25	33

[1]	Six months ended 9-30-20. Unaudited.

[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.

[3]	Based on average daily shares outstanding.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Does not reflect the effect of sales charges, if any.

[6]	Not annualized.

[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	19

CLASS I SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$8.65		$11.07	$11.18	$11.35	$10.82	$9.93	$11.83
Net investment income[3]	0.17		0.36	0.38	0.04	0.36	0.31	0.37
Net realized and unrealized gain (loss) on investments	1.35		(2.22)	0.16	(0.15)	0.51	0.91	(1.43)
Total from investment operations	1.52		(1.86)	0.54	(0.11)	0.87	1.22	(1.06)
Less distributions
From net investment income	(0.15)		(0.36)	(0.38)	(0.06)	(0.34)	(0.33)	(0.36)
From net realized gain	—		(0.20)	(0.27)	—	—	—	(0.48)
Total distributions	(0.15)		(0.56)	(0.65)	(0.06)	(0.34)	(0.33)	(0.84)
Net asset value, end of period	$10.02		$8.65	$11.07	$11.18	$11.35	$10.82	$9.93
Total return (%)[4]	17.67	[5]	(17.77)	5.10	(0.96)[5]	8.10	12.51	(9.13)
Ratios and supplemental data
Net assets, end of period (in millions)	$646		$605	$815	$881	$894	$1,245	$957
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[6]	0.99	0.99	1.00 [6]	0.97	0.97	0.97
Expenses including reductions	0.84	[6]	0.84	0.84	0.84 [6]	0.84	0.95	0.97
Net investment income	3.45	[6]	3.22	3.44	4.03 [6]	3.12	2.91	3.37
Portfolio turnover (%)	15		33	16	2	19	25	33

[1]	Six months ended 9-30-20. Unaudited.

[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.

[3]	Based on average daily shares outstanding.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Annualized.

20	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$8.66		$11.08	$11.19	$11.35	$10.82	$9.93	$11.82
Net investment income[3]	0.15		0.32	0.33	0.03	0.30	0.26	0.32
Net realized and unrealized gain (loss) on investments	1.36		(2.22)	0.16	(0.14)	0.53	0.92	(1.43)
Total from investment operations	1.51		(1.90)	0.49	(0.11)	0.83	1.18	(1.11)
Less distributions
From net investment income	(0.13)		(0.32)	(0.33)	(0.05)	(0.30)	(0.29)	(0.30)
From net realized gain	—		(0.20)	(0.27)	—	—	—	(0.48)
Total distributions	(0.13)		(0.52)	(0.60)	(0.05)	(0.30)	(0.29)	(0.78)
Net asset value, end of period	$10.04		$8.66	$11.08	$11.19	$11.35	$10.82	$9.93
Total return (%)[4]	17.53	[5]	(18.10)	4.68	(0.98)[5]	7.68	12.04	(9.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	[6]	1.34	1.36	1.38 [6]	1.37	1.36	1.86
Expenses including reductions	1.23	[6]	1.22	1.22	1.24 [6]	1.24	1.34	1.43
Net investment income	3.06	[6]	2.86	3.02	3.62 [6]	2.62	2.50	2.92
Portfolio turnover (%)	15		33	16	2	19	25	33

[1]	Six months ended 9-30-20. Unaudited.

[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.

[3]	Based on average daily shares outstanding.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	21

CLASS R6 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$8.64		$11.06	$11.16	$11.34	$10.81	$9.92	$11.81
Net investment income[3]	0.17		0.37	0.39	0.04	0.31	0.30	0.38
Net realized and unrealized gain (loss) on investments	1.35		(2.22)	0.17	(0.16)	0.57	0.93	(1.42)
Total from investment operations	1.52		(1.85)	0.56	(0.12)	0.88	1.23	(1.04)
Less distributions
From net investment income	(0.16)		(0.37)	(0.39)	(0.06)	(0.35)	(0.34)	(0.37)
From net realized gain	—		(0.20)	(0.27)	—	—	—	(0.48)
Total distributions	(0.16)		(0.57)	(0.66)	(0.06)	(0.35)	(0.34)	(0.85)
Net asset value, end of period	$10.00		$8.64	$11.06	$11.16	$11.34	$10.81	$9.92
Total return (%)[4]	17.63	[5]	(17.69)	5.31	(1.03)[5]	8.22	12.66	(8.94)
Ratios and supplemental data
Net assets, end of period (in millions)	$259		$245	$351	$477	$483	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[6]	0.88	0.88	0.89 [6]	0.87	0.87	1.45
Expenses including reductions	0.74	[6]	0.74	0.74	0.74 [6]	0.74	0.85	0.85
Net investment income	3.55	[6]	3.34	3.57	4.13 [6]	2.61	2.85	3.48
Portfolio turnover (%)	15		33	16	2	19	25	33

[1]	Six months ended 9-30-20. Unaudited.

[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.

[3]	Based on average daily shares outstanding.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Annualized.

22	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]	2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$8.64		$11.06	$11.17	$11.34	$10.81	$9.92	$11.82
Net investment income[3]	0.17		0.37	0.39	0.04	0.36	0.32	0.37
Net realized and unrealized gain (loss) on investments	1.36		(2.22)	0.16	(0.15)	0.52	0.91	(1.42)
Total from investment operations	1.53		(1.85)	0.55	(0.11)	0.88	1.23	(1.05)
Less distributions
From net investment income	(0.16)		(0.37)	(0.39)	(0.06)	(0.35)	(0.34)	(0.37)
From net realized gain	—		(0.20)	(0.27)	—	—	—	(0.48)
Total distributions	(0.16)		(0.57)	(0.66)	(0.06)	(0.35)	(0.34)	(0.85)
Net asset value, end of period	$10.01		$8.64	$11.06	$11.17	$11.34	$10.81	$9.92
Total return (%)[4]	17.75	[5]	(17.77)	5.30	(0.94)[5]	8.11	12.76	(9.03)
Ratios and supplemental data
Net assets, end of period (in millions)	$375		$325	$458	$511	$514	$535	$554
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	[6]	0.87	0.87	0.88 [6]	0.86	0.86	0.86
Expenses including reductions	0.74	[6]	0.74	0.74	0.74 [6]	0.74	0.85	0.85
Net investment income	3.55	[6]	3.32	3.54	4.13 [6]	3.19	3.03	3.45
Portfolio turnover (%)	15		33	16	2	19	25	33

[1]	Six months ended 9-30-20. Unaudited.

[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.

[3]	Based on average daily shares outstanding.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective November 1, 2020, Class C shares convert to Class A shares after 8 years (certain exclusions apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the

24	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2020, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	9-30-20	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Australia	$8,548,202	—	$8,548,202	—
Canada	96,661,624	$96,661,624	—	—
Denmark	9,650,304	—	9,650,304	—
France	91,399,578	—	91,399,578	—
Germany	106,581,823	—	106,581,823	—
Italy	50,597,633	—	50,597,633	—
Japan	36,662,712	—	36,662,712	—
Norway	10,700,438	—	10,700,438	—
Singapore	10,145,329	—	10,145,329	—
South Korea	27,964,152	—	27,964,152	—
Sweden	10,503,067	—	10,503,067	—
Switzerland	46,123,958	—	46,123,958	—
Taiwan	27,141,750	27,141,750	—	—
United Kingdom	114,806,376	26,495,838	88,310,538	—
United States	908,662,282	908,662,282	—	—
Short-term investments	23,849,367	23,849,367	—	—
Total investments in securities	$1,579,998,595	$1,082,810,861	$497,187,734	—

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	25

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2020, the fund loaned securities valued at $22,239,046 and received $23,961,247 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

26	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2020 were $4,915.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	27

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class B, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the

28	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

ordinary course of the fund’s business, advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the six months ended September 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$291,123
Class B	530
Class C	33,762
Class I	506,719

Class	Expense reduction
Class R2	$377
Class R6	193,795
Class NAV	244,010
Total	$1,270,316

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2020, were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $110,283 for the six months ended September 30, 2020. Of this amount, $18,947 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $91,336 was paid as sales commissions to broker-dealers.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	29

months ended September 30, 2020, CDSCs received by the Distributor amounted to $3,603 and $1,792 for Class A and Class C shares, respectively. During the six months ended September 30, 2020, there were no CDSCs received by the Distributor for Class B shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$422,627	$173,836
Class B	3,419	430
Class C	216,362	26,850
Class I	—	399,588
Class R2	1,353	37
Class R6	—	17,212
Total	$643,761	$617,953

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$7,625,000	4	0.540%	($458)

30	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2020 and for the year ended March 31, 2020 were as follows:

	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount

Class A shares
Sold	2,168,527	$20,937,492	5,060,895	$55,505,983
Distributions reinvested	406,181	3,907,407	1,426,626	15,435,830
Repurchased	(4,185,601)	(40,599,654)	(6,920,446)	(74,350,835)
Net decrease	(1,610,893)	$(15,754,755)	(432,925)	$(3,409,022)

Class B shares
Sold	10	$85	1,022	$13,714
Distributions reinvested	587	5,649	6,585	73,013
Repurchased	(51,709)	(503,236)	(245,982)	(2,647,333)
Net decrease	(51,112)	$(497,502)	(238,375)	$(2,560,606)

Class C shares
Sold	36,175	$342,135	177,891	$1,935,032
Distributions reinvested	44,580	429,360	224,189	2,461,371
Repurchased	(1,346,152)	(13,049,664)	(2,136,687)	(23,207,373)
Net decrease	(1,265,397)	$(12,278,169)	(1,734,607)	$(18,810,970)

Class I shares
Sold	5,528,999	$53,814,083	13,847,419	$151,299,218
Distributions reinvested	1,015,056	9,807,112	3,591,473	38,902,359
Repurchased	(12,033,347)	(116,924,849)	(21,095,735)	(226,991,285)
Net decrease	(5,489,292)	$(53,303,654)	(3,656,843)	$(36,789,708)

Class R2 shares
Sold	4,063	$39,645	10,495	$115,586
Distributions reinvested	772	7,458	3,059	33,350
Repurchased	(15,339)	(150,439)	(21,581)	(243,938)
Net decrease	(10,504)	$(103,336)	(8,027)	$(95,002)

Class R6 shares
Sold	2,514,801	$24,310,761	5,075,379	$54,966,937
Distributions reinvested	434,450	4,187,681	1,535,978	16,606,455
Repurchased	(5,452,398)	(53,250,506)	(9,996,795)	(108,749,059)
Net decrease	(2,503,147)	$(24,752,064)	(3,385,438)	$(37,175,667)

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	31

	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount

Class NAV shares
Sold	715,814	$6,632,264	1,794,177	$16,247,432
Distributions reinvested	604,025	5,831,149	2,054,726	22,256,224
Repurchased	(1,410,162)	(14,179,531)	(7,644,056)	(87,467,134)
Net decrease	(90,323)	$(1,716,118)	(3,795,153)	$(48,963,478)

Total net decrease	(11,020,668)	$(108,405,598)	(13,251,368)	$(147,804,453)

Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $230,753,257 and $335,766,614, respectively, for the six months ended September 30, 2020.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2020, funds within the John Hancock group of funds complex held 23.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.7%

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

Dividends and distributions
Change in
	Ending			Proceeds	Realized	unrealized	Income	Capital gain
	share	Beginning	Cost of	from shares	gain	appreciation	distributions	distributions	Ending
Affiliate	amount	value	purchases	sold	(loss)	(depreciation)	received	received	value
John Hancock Collateral Trust*	2,382,578	$31,461,673	$427,532,267	$(435,199,026)	$23,645	$30,808	$264,251	—	$23,849,367

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

32	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Note 10 — Subsequent events

On June 25, 2020, the Board of Trustees approved redesignation of the following share class:

Redesignation	Effective date
Class B shares as Class A shares	October 14, 2020

As a result of the Redesignation, Class B shares were terminated, and shareholders in the class became shareholders of the respective class identified above, in each case with the same or lower total net expenses.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	33

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

34	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	35

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-,five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses for the fund are equal to the peer group median.

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board

36	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	37

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

38	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

*  *  *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	39

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Epoch Investment Partners, Inc.

Portfolio Managers

William W. Priest, CFA

John M. Tobin, Ph.D., CFA

Kera Van Valen, CFA

Michael A.Welhoelter, CFA

Principal distributor

John Hancock Investment Management

Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us: 800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

40	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds

DOMESTIC EQUITY FUNDS	INCOME FUNDS

Blue Chip Growth	Bond

Classic Value	California Tax-Free Income

Disciplined Value	Emerging Markets Debt

Disciplined Value Mid Cap	Floating Rate Income

Equity Income	Government Income

Financial Industries	High Yield

Fundamental All Cap Core	High Yield Municipal Bond

Fundamental Large Cap Core	Income

New Opportunities	Investment Grade Bond

Regional Bank	Money Market

Small Cap Core	Short Duration Bond

Small Cap Growth	Short Duration Credit Opportunities

Small Cap Value	Strategic Income Opportunities

U.S. Global Leaders Growth	Tax-Free Bond

U.S. Growth	ALTERNATIVE AND SPECIALTY FUNDS

GLOBAL AND INTERNATIONAL EQUITY FUNDS	Absolute Return Currency

Disciplined Value International	Alternative Asset Allocation

Emerging Markets	Alternative Risk Premia

Emerging Markets Equity	Diversified Macro

Fundamental Global Franchise	Infrastructure

Global Equity	Multi-Asset Absolute Return

Global Shareholder Yield	Seaport Long/Short

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION	ENVIRONMENTAL, SOCIAL, AND

Balanced	GOVERNANCE FUNDS

Multi-Asset High Income	ESG All Cap Core

Multi-Index Lifetime Portfolios	ESG Core Bond

Multi-Index Preservation Portfolios	ESG International Equity

Multimanager Lifestyle Portfolios	ESG Large Cap Core

Multimanager Lifetime Portfolios	CLOSED-END FUNDS

Retirement Income 2040	Financial Opportunities

EXCHANGE-TRADED FUNDS	Hedged Equity & Income

John Hancock Multifactor Consumer Discretionary ETF	Income Securities Trust

John Hancock Multifactor Consumer Staples ETF	Investors Trust

John Hancock Multifactor Developed International ETF	Preferred Income

John Hancock Multifactor Emerging Markets ETF	Preferred Income II

John Hancock Multifactor Energy ETF	Preferred Income III

John Hancock Multifactor Financials ETF	Premium Dividend

John Hancock Multifactor Healthcare ETF	Tax-Advantaged Dividend Income

John Hancock Multifactor Industrials ETF	Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

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John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

Investment Management

John Hancock Investment Management Distributors LLC ∎ Member FINRA, SIPC

200 Berkeley Street ∎ Boston, MA 02116-5010 ∎ 800-225-5291 ∎ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management
320SA 9/20
MF1355816	11/2020

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling just prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended September 30, 2020. The governments of many nations worked to shore up their economies, and equity markets began to rise from their first-quarter sell-off; this comeback gathered momentum for the remainder of the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. The ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. While there has been economic growth in much of the developed world, the pace has slowed in many areas as interest rates remain low and consumer spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock International Growth Fund

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

12	Financial statements

16	Financial highlights

25	Notes to financial statements

35	Continuation of investment advisory and subadvisory agreements

42	More information

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020 (%)

The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/2020 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2020 (% of net assets)
Alibaba Group Holding, Ltd., ADR	6.8
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9
Tencent Holdings, Ltd.	4.8
Nestle SA	4.4
Roche Holding AG	3.1
AstraZeneca PLC	2.7
ASML Holding NV	2.5
Hoya Corp.	2.2
Novo Nordisk A/S, B Shares	2.2
LVMH Moet Hennessy Louis Vuitton SE	2.1
TOTAL	35.7

Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

TOP 10 COUNTRIES AS OF 9/30/2020 (% of net assets)
China	23.4
Switzerland	12.6
France	9.4
Japan	8.7
Taiwan	8.1
Netherlands	4.7
Germany	4.5
United Kingdom	4.4
Sweden	4.2
Denmark	4.0
TOTAL	84.0

Cash and cash equivalents are not included.

4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	12.46	9.34	8.81	26.32	56.31	132.67
Class B	12.53	9.42	8.73	27.46	56.88	130.98
Class C	16.53	9.70	8.58	31.50	58.85	127.75
Class I1	18.71	10.80	9.73	33.17	67.00	153.08
Class R2[1,2]	18.26	10.36	9.31	32.93	63.74	143.47
Class R4[1,2]	18.57	10.64	9.46	33.10	65.78	146.86
Class R6[1,2]	18.83	10.92	9.62	33.23	67.90	150.62
Class 1[1]	18.79	10.87	9.80	33.18	67.54	154.80
Class NAV[1,2]	18.88	10.92	9.61	33.23	67.93	150.35
Index 1†	17.54	10.16	6.38	31.21	62.22	85.69
Index 2†	0.49	5.26	4.62	20.39	29.23	57.06

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class 1	Class NAV
Gross (%)	1.30	2.00	2.00	1.00	1.39	1.24	0.89	0.93	0.88
Net (%)	1.29	1.99	1.99	0.99	1.38	1.13	0.88	0.92	0.87

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI All Country World ex-USA Growth Index; Index 2 is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	9-30-10	23,098	23,098	18,569	15,706
Class C3	9-30-10	22,775	22,775	18,569	15,706
Class I1	9-30-10	25,308	25,308	18,569	15,706
Class R2[1,2]	9-30-10	24,347	24,347	18,569	15,706
Class R4[1,2]	9-30-10	24,686	24,686	18,569	15,706
Class R6[1,2]	9-30-10	25,062	25,062	18,569	15,706
Class 1[1]	9-30-10	25,480	25,480	18,569	15,706
Class NAV[1,2]	9-30-10	25,035	25,035	18,569	15,706

The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]

Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[3]	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2020	Ending value on 9-30-2020	Expenses paid during period ended 9-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,329.50	$ 7.53	1.29%
	Hypothetical example	1,000.00	1,018.60	6.53	1.29%
Class B	Actual expenses/actual returns	1,000.00	1,324.60	11.60	1.99%
	Hypothetical example	1,000.00	1,015.10	10.05	1.99%
Class C	Actual expenses/actual returns	1,000.00	1,325.00	11.60	1.99%
	Hypothetical example	1,000.00	1,015.10	10.05	1.99%
Class I	Actual expenses/actual returns	1,000.00	1,331.70	5.79	0.99%
	Hypothetical example	1,000.00	1,020.10	5.01	0.99%
Class R2	Actual expenses/actual returns	1,000.00	1,329.30	8.06	1.38%
	Hypothetical example	1,000.00	1,018.10	6.98	1.38%
Class R4	Actual expenses/actual returns	1,000.00	1,331.00	6.49	1.11%
	Hypothetical example	1,000.00	1,019.50	5.62	1.11%
Class R6	Actual expenses/actual returns	1,000.00	1,332.30	5.15	0.88%
	Hypothetical example	1,000.00	1,020.70	4.46	0.88%
Class 1	Actual expenses/actual returns	1,000.00	1,331.80	5.38	0.92%
	Hypothetical example	1,000.00	1,020.50	4.66	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,332.30	5.09	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 9-30-20 (unaudited)

	Shares	Value
Common stocks 98.9%		$10,440,012,719
(Cost $7,299,809,393)

Australia 2.0%		209,448,549
Goodman Group	16,176,833	209,448,549

Canada 3.3%		349,909,566
Dollarama, Inc.	4,739,098	181,655,636
Intact Financial Corp.	1,571,318	168,253,930

China 23.4%		2,466,118,521
Alibaba Group Holding, Ltd., ADR (A)	2,431,190	714,721,234
ANTA Sports Products, Ltd.	15,121,759	157,817,060
CSPC Pharmaceutical Group, Ltd.	80,099,214	156,357,504
Huazhu Group, Ltd., ADR (B)	3,265,605	141,204,760
Kweichow Moutai Company, Ltd., Class A	465,930	114,593,713
Li Ning Company, Ltd.	27,125,427	127,633,251
Longfor Group Holdings, Ltd. (C)	16,446,000	93,186,019
Shanghai International Airport Company, Ltd., Class A	14,180,831	143,982,845
Shenzhou International Group Holdings, Ltd.	7,220,609	122,958,961
Smoore International Holdings, Ltd. (A)(B)(C)	11,000,000	49,606,132
TAL Education Group, ADR (A)	1,720,168	130,801,575
Tencent Holdings, Ltd.	7,598,900	513,255,467

Denmark 4.0%		420,291,552
DSV Panalpina A/S	1,189,949	193,013,512
Novo Nordisk A/S, B Shares	3,280,355	227,278,040

France 9.4%		992,207,517
Edenred (B)	3,453,093	155,031,658
Kering SA	269,702	178,905,884
L’Oreal SA	529,030	172,162,746
LVMH Moet Hennessy Louis Vuitton SE	476,392	222,905,432
Schneider Electric SE	848,559	105,475,576
Worldline SA (A)(B)(C)	1,926,222	157,726,221

Germany 4.5%		472,320,479
Brenntag AG	2,053,937	130,593,896
Deutsche Boerse AG	912,780	160,029,815
Infineon Technologies AG (B)	6,446,358	181,696,768

Hong Kong 2.0%		217,041,739
Hong Kong Exchanges & Clearing, Ltd.	4,610,700	217,041,739

Ireland 3.5%		371,565,551
Accenture PLC, Class A	447,024	101,022,954
Experian PLC	3,572,855	134,248,419

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

	Shares	Value

Ireland (continued)
ICON PLC (A)	713,246	$136,294,178

Italy 1.1%		115,485,925
Nexi SpA (A)(C)	5,762,097	115,485,925

Japan 8.7%		919,333,640
Bandai Namco Holdings, Inc.	1,872,300	137,183,555
Hoya Corp.	2,077,400	234,572,387
Keyence Corp.	458,000	214,105,521
Recruit Holdings Company, Ltd.	5,011,500	199,033,527
SMC Corp.	241,000	134,438,650

Netherlands 4.7%		491,987,167
ASM International NV	709,646	101,723,306
ASML Holding NV	713,479	263,541,455
Wolters Kluwer NV	1,485,557	126,722,406

Spain 2.0%		211,324,505
Cellnex Telecom SA (A)(C)	3,481,285	211,324,505

Sweden 4.2%		446,824,745
Alfa Laval AB (A)	5,790,591	127,824,474
EQT AB (B)	7,585,563	147,194,538
Swedish Match AB	2,101,169	171,805,733

Switzerland 12.6%		1,328,345,352
Julius Baer Group, Ltd.	2,815,493	119,580,730
Kuehne + Nagel International AG (B)	665,000	129,125,339
Nestle SA	3,872,817	460,911,853
Novartis AG	1,121,501	97,373,563
Partners Group Holding AG	217,259	199,835,709
Roche Holding AG	938,628	321,518,158

Taiwan 8.1%		851,555,679
Accton Technology Corp.	22,527,000	174,284,286
MediaTek, Inc.	7,580,364	160,620,118
Taiwan Semiconductor Manufacturing Company, Ltd.	34,342,501	516,651,275

United Kingdom 4.4%		467,991,975
AstraZeneca PLC	2,671,565	291,908,465
BAE Systems PLC	4,603,158	28,588,108
IHS Markit, Ltd.	1,878,683	147,495,402

United States 1.0%		108,260,257
Aon PLC, Class A	524,771	108,260,257

10	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.5%			$154,948,684
(Cost $154,931,667)

Short-term funds 0.7%			75,048,684
John Hancock Collateral Trust (D)	0.2185(E)	7,497,446	75,048,684

		Par value^	Value

Repurchase agreement 0.8%			79,900,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-20 at 0.080% to be repurchased at $31,100,069 on 10-1-20, collateralized by $30,241,190 Government National Mortgage Association, 3.000% due 7-20-49 (valued at $31,722,000)		31,100,000	31,100,000
Societe Generale Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $48,800,081 on 10-1-20, collateralized by $4,598,182 Federal Home Loan Mortgage Corp., 4.000% due 5-1-49 (valued at $4,966,544), $37,862,015 Federal National Mortgage Association, 2.500% - 4.500% due 3-1-48 to 7-1-50 (valued at $40,637,860), and $4,003,486 Government National Mortgage Association, 2.000% - 3.125% due 6-20-26 to 8-20-50 (valued at $4,171,596)		48,800,000	48,800,000

Total investments (Cost $7,454,741,060) 100.4%			$10,594,961,403

Other assets and liabilities, net (0.4%)			(41,697,629)

Total net assets 100.0%			$10,553,263,774

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt

(A)	Non-income producing security.

(B)	All or a portion of this security is on loan as of 9-30-20.

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(E)	The rate shown is the annualized seven-day yield as of 9-30-20.

At 9-30-20, the aggregate cost of investments for federal income tax purposes was $7,506,243,883. Net unrealized appreciation aggregated to $3,088,717,520, of which $3,110,225,330 related to gross unrealized appreciation and $21,507,810 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	11

STATEMENT OF ASSETS AND LIABILITIES 9-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $7,379,709,393) including $72,862,845 of securities loaned	$10,519,912,719
Affiliated investments, at value (Cost $75,031,667)	75,048,684
Total investments, at value (Cost $7,454,741,060)	10,594,961,403
Foreign currency, at value (Cost $1,442,225)	1,442,731
Dividends and interest receivable	20,780,485
Receivable for fund shares sold	27,120,724
Receivable for investments sold	94,032,005
Receivable for securities lending income	21,944
Other assets	228,506
Total assets	10,738,587,798
Liabilities
Due to custodian	7,852,146
Foreign capital gains tax payable	2,632,516
Payable for investments purchased	66,605,054
Payable for fund shares repurchased	30,575,327
Payable upon return of securities loaned	75,018,498
Payable to affiliates
Accounting and legal services fees	563,020
Transfer agent fees	723,736
Distribution and service fees	7,113
Trustees’ fees	7,904
Other liabilities and accrued expenses	1,338,710
Total liabilities	185,324,024
Net assets	$10,553,263,774
Net assets consist of
Paid-in capital	$7,729,697,204
Total distributable earnings (loss)	2,823,566,570
Net assets	$10,553,263,774

12	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($562,655,475 ÷ 17,219,178 shares)[1]	$32.68
Class B ($188,595 ÷ 5,913 shares)[1]	$31.89
Class C ($209,751,983 ÷ 6,587,406 shares)[1]	$31.84
Class I ($6,680,278,201 ÷ 203,662,659 shares)	$32.80
Class R2 ($31,750,294 ÷ 970,979 shares)	$32.70
Class R4 ($9,366,141 ÷ 285,814 shares)	$32.77
Class R6 ($1,937,045,923 ÷ 58,977,590 shares)	$32.84
Class 1 ($76,031,835 ÷ 2,318,450 shares)	$32.79
Class NAV ($1,046,195,327 ÷ 31,895,551 shares)	$32.80
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$34.40

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	13

STATEMENT OF OPERATIONS For the six months ended 9-30-20 (unaudited)

Investment income
Dividends	$88,650,283
Securities lending	608,332
Interest	34,059
Less foreign taxes withheld	(10,234,813)
Total investment income	79,057,861
Expenses
Investment management fees	37,919,755
Distribution and service fees	1,897,309
Accounting and legal services fees	888,161
Transfer agent fees	4,144,835
Trustees’ fees	81,728
Custodian fees	1,665,738
State registration fees	85,777
Printing and postage	219,446
Professional fees	81,682
Other	187,995
Total expenses	47,172,426
Less expense reductions	(325,133)
Net expenses	46,847,293
Net investment income	32,210,568
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	90,271,655
Affiliated investments	54,823
90,326,478
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,443,042,916
Affiliated investments	16,415
2,443,059,331
Net realized and unrealized gain	2,533,385,809
Increase in net assets from operations	$2,565,596,377

14	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-20 (unaudited)	Year ended 3-31-20

Increase (decrease) in net assets
From operations
Net investment income	$32,210,568	$68,354,617
Net realized gain (loss)	90,326,478	(55,580,903)
Change in net unrealized appreciation (depreciation)	2,443,059,331	(639,220,464)
Increase (decrease) in net assets resulting from operations	2,565,596,377	(626,446,750)
Distributions to shareholders
From earnings
Class A	—	(2,418,886)
Class I	—	(39,918,280)
Class R2	—	(119,573)
Class R4	—	(54,100)
Class R6	—	(14,116,540)
Class 1	—	(571,277)
Class NAV	—	(8,104,635)
Total distributions	—	(65,303,291)
From fund share transactions	289,225,953	(1,050,898,927)
Total increase (decrease)	2,854,822,330	(1,742,648,968)
Net assets
Beginning of period	7,698,441,444	9,441,090,412
End of period	$10,553,263,774	$7,698,441,444

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	15

Financial highlights

CLASS A SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$24.58		$26.79	$28.52	$28.43		$21.69	$19.90	$21.64
Net investment income[3]	0.06		0.13	0.19	0.02		0.11	0.17	0.10
Net realized and unrealized gain (loss) on investments	8.04		(2.22)	(1.31)	0.07		6.69	1.75	(1.81)
Total from investment operations	8.10		(2.09)	(1.12)	0.09		6.80	1.92	(1.71)
Less distributions
From net investment income	—		(0.12)	(0.15)	—		(0.06)	(0.13)	(0.03)
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		(0.12)	(0.61)	—		(0.06)	(0.13)	(0.03)
Net asset value, end of period	$32.68		$24.58	$26.79	$28.52		$28.43	$21.69	$19.90
Total return (%)[4,5]	32.95	[6]	(7.87)	(3.69)	0.32	[6]	31.38	9.62	(7.86)
Ratios and supplemental data
Net assets, end of period (in millions)	$563		$456	$609	$827		$803	$427	$615
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[7]	1.30	1.28	1.29	[7]	1.29	1.32	1.38
Expenses including reductions	1.29	[7]	1.29	1.28	1.28	[7]	1.28	1.32	1.37
Net investment income	0.41	[7]	0.45	0.72	0.69	[7]	0.41	0.79	0.48
Portfolio turnover (%)	37		80	98	4		65	94	82

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.

16	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$24.08		$26.33	$28.06	$27.99		$21.45	$19.70	$21.55
Net investment income (loss)[3]	(0.03)		(0.06)	0.02	—	[4]	(0.04)	0.04	0.02
Net realized and unrealized gain (loss) on investments	7.84		(2.19)	(1.29)	0.07		6.58	1.71	(1.87)
Total from investment operations	7.81		(2.25)	(1.27)	0.07		6.54	1.75	(1.85)
Less distributions
From net investment income	—		—	—	—		—	—	—
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		—	(0.46)	—		—	—	—
Net asset value, end of period	$31.89		$24.08	$26.33	$28.06		$27.99	$21.45	$19.70
Total return (%)[5,6]	32.46	[7]	(8.51)	(4.36)	0.25	[7]	30.49	8.88	(8.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$—	[8]	$— [8]	$1	$2		$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	[9]	2.00	1.98	1.99	[9]	1.99	2.03	2.32
Expenses including reductions	1.99	[9]	1.99	1.98	1.98	[9]	1.98	2.02	2.12
Net investment income (loss)	(0.22)[9]		(0.21)	0.08	(0.01)[9]		(0.15)	0.19	0.07
Portfolio turnover (%)	37		80	98	4		65	94	82

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	17

CLASS C SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$24.03		$26.27	$28.00	$27.93		$21.40	$19.66	$21.49
Net investment income (loss)[3]	(0.04)		(0.06)	— [4]	—	[4]	(0.09)	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	7.85		(2.18)	(1.27)	0.07		6.62	1.73	(1.76)
Total from investment operations	7.81		(2.24)	(1.27)	0.07		6.53	1.74	(1.83)
Less distributions
From net investment income	—		—	—	—		—	—	—
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		—	(0.46)	—		—	—	—
Net asset value, end of period	$31.84		$24.03	$26.27	$28.00		$27.93	$21.40	$19.66
Total return (%)[5,6]	32.50	[7]	(8.53)	(4.37)	0.25	[7]	30.51	8.85	(8.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$210		$181	$263	$349		$333	$145	$113
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	[8]	2.00	1.98	1.99	[8]	1.99	2.03	2.08
Expenses including reductions	1.99	[8]	1.99	1.98	1.98	[8]	1.98	2.02	2.07
Net investment income (loss)	(0.28)[8]		(0.24)	(0.01)	(0.01)[8]		(0.33)	0.03	(0.33)
Portfolio turnover (%)	37		80	98	4		65	94	82

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.

18	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$24.63		$26.84	$28.59	$28.49		$21.72	$19.94	$21.67
Net investment income[3]	0.10		0.21	0.24	0.02		0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	8.07		(2.22)	(1.30)	0.08		6.72	1.77	(1.80)
Total from investment operations	8.17		(2.01)	(1.06)	0.10		6.90	1.97	(1.64)
Less distributions
From net investment income	—		(0.20)	(0.23)	—		(0.13)	(0.19)	(0.09)
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		(0.20)	(0.69)	—		(0.13)	(0.19)	(0.09)
Net asset value, end of period	$32.80		$24.63	$26.84	$28.59		$28.49	$21.72	$19.94
Total return (%)[4]	33.17	[5]	(7.61)	(3.45)	0.35	[5]	31.82	9.96	(7.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$6,680		$4,677	$5,576	$5,631		$5,424	$2,380	$1,168
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[6]	1.00	1.00	1.00	[6]	0.99	1.02	1.06
Expenses including reductions	0.99	[6]	0.99	0.99	0.99	[6]	0.98	1.01	1.06
Net investment income	0.68	[6]	0.74	0.89	0.98	[6]	0.70	0.94	0.73
Portfolio turnover (%)	37		80	98	4		65	94	82

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	19

CLASS R2 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16[3]
Per share operating performance
Net asset value, beginning of period	$24.60		$26.82	$28.55	$28.45		$21.71	$19.92	$21.46
Net investment income (loss)[4]	0.05		0.12	0.15	0.02		0.13	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	8.05		(2.25)	(1.30)	0.08		6.65	1.91	(1.56)
Total from investment operations	8.10		(2.13)	(1.15)	0.10		6.78	1.89	(1.54)
Less distributions
From net investment income	—		(0.09)	(0.12)	—		(0.04)	(0.10)	—
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		(0.09)	(0.58)	—		(0.04)	(0.10)	—
Net asset value, end of period	$32.70		$24.60	$26.82	$28.55		$28.45	$21.71	$19.92
Total return (%)[5]	32.93	[6]	(7.98)	(3.81)	0.35	[6]	31.23	9.54	(7.18)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$32		$30	$43	$43		$37	$12	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	[7]	1.39	1.38	1.32	[7]	1.40	1.42	1.90	[7]
Expenses including reductions	1.38	[7]	1.38	1.37	1.31	[7]	1.39	1.42	1.52	[7]
Net investment income (loss)	0.34	[7]	0.41	0.54	0.71	[7]	0.49	(0.08)	0.11	[7]
Portfolio turnover (%)	37		80	98	4		65	94	82	[8]

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class R2 shares is 3-27-15.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

20	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16[3]
Per share operating performance
Net asset value, beginning of period	$24.62		$26.84	$28.57	$28.48		$21.72	$19.94	$21.46
Net investment income[4]	0.09		0.16	0.22	0.02		0.17	0.19	0.05
Net realized and unrealized gain (loss) on investments	8.06		(2.22)	(1.30)	0.07		6.69	1.75	(1.54)
Total from investment operations	8.15		(2.06)	(1.08)	0.09		6.86	1.94	(1.49)
Less distributions
From net investment income	—		(0.16)	(0.19)	—		(0.10)	(0.16)	(0.03)
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		(0.16)	(0.65)	—		(0.10)	(0.16)	(0.03)
Net asset value, end of period	$32.77		$24.62	$26.84	$28.57		$28.48	$21.72	$19.94
Total return (%)[5]	33.10	[6]	(7.77)	(3.53)	0.32	[6]	31.60	9.81	(6.95)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$7	$8	$8		$9	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[7]	1.24	1.24	1.25	[7]	1.24	1.25	1.66 [7]
Expenses including reductions	1.11	[7]	1.13	1.13	1.14	[7]	1.13	1.14	1.24 [7]
Net investment income	0.58	[7]	0.58	0.80	0.83	[7]	0.64	0.88	0.24 [7]
Portfolio turnover (%)	37		80	98	4		65	94	82 [8]

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class R4 shares is 3-27-15.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	21

CLASS R6 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16[3]
Per share operating performance
Net asset value, beginning of period	$24.65		$26.86	$28.61	$28.50		$21.73	$19.95	$21.46
Net investment income[4]	0.12		0.24	0.27	0.03		0.05	0.20	0.12
Net realized and unrealized gain (loss) on investments	8.07		(2.22)	(1.30)	0.08		6.88	1.79	(1.53)
Total from investment operations	8.19		(1.98)	(1.03)	0.11		6.93	1.99	(1.41)
Less distributions
From net investment income	—		(0.23)	(0.26)	—		(0.16)	(0.21)	(0.10)
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		(0.23)	(0.72)	—		(0.16)	(0.21)	(0.10)
Net asset value, end of period	$32.84		$24.65	$26.86	$28.61		$28.50	$21.73	$19.95
Total return (%)[5]	33.23	[6]	(7.52)	(3.32)	0.39	[6]	31.91	10.08	(6.59)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,937		$1,434	$1,836	$1,795		$1,702	$18	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[7]	0.89	0.89	0.89	[7]	0.90	0.93	1.37 [7]
Expenses including reductions	0.88	[7]	0.88	0.88	0.88	[7]	0.89	0.90	0.95 [7]
Net investment income	0.81	[7]	0.85	1.01	1.09	[7]	0.16	0.95	0.60 [7]
Portfolio turnover (%)	37		80	98	4		65	94	82 [8]

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class R6 shares is 3-27-15.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

22	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16
Per share operating performance
Net asset value, beginning of period	$24.62		$26.83	$28.57	$28.47		$21.71	$19.93	$21.65
Net investment income[3]	0.11		0.23	0.28	0.03		0.21	0.23	0.23
Net realized and unrealized gain (loss) on investments	8.06		(2.22)	(1.30)	0.07		6.70	1.76	(1.84)
Total from investment operations	8.17		(1.99)	(1.02)	0.10		6.91	1.99	(1.61)
Less distributions
From net investment income	—		(0.22)	(0.26)	—		(0.15)	(0.21)	(0.11)
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		(0.22)	(0.72)	—		(0.15)	(0.21)	(0.11)
Net asset value, end of period	$32.79		$24.62	$26.83	$28.57		$28.47	$21.71	$19.93
Total return (%)[4]	33.18	[5]	(7.55)	(3.32)	0.35	[5]	31.86	10.04	(7.49)
Ratios and supplemental data
Net assets, end of period (in millions)	$76		$59	$78	$93		$91	$50	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[6]	0.93	0.92	0.92	[6]	0.93	0.95	1.00
Expenses including reductions	0.92	[6]	0.92	0.92	0.92	[6]	0.92	0.94	0.99
Net investment income	0.77	[6]	0.82	1.05	1.06	[6]	0.79	1.09	1.06
Portfolio turnover (%)	37		80	98	4		65	94	82

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	23

CLASS NAV SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18[2]		2-28-18	2-28-17	2-29-16[3]
Per share operating performance
Net asset value, beginning of period	$24.62		$26.82	$28.57	$28.47		$21.71	$19.93	$22.66
Net investment income[4]	0.12		0.24	0.29	0.03		0.23	0.19	0.11
Net realized and unrealized gain (loss) on investments	8.06		(2.21)	(1.31)	0.07		6.69	1.81	(2.72)
Total from investment operations	8.18		(1.97)	(1.02)	0.10		6.92	2.00	(2.61)
Less distributions
From net investment income	—		(0.23)	(0.27)	—		(0.16)	(0.22)	(0.12)
From net realized gain	—		—	(0.46)	—		—	—	—
Total distributions	—		(0.23)	(0.73)	—		(0.16)	(0.22)	(0.12)
Net asset value, end of period	$32.80		$24.62	$26.82	$28.57		$28.47	$21.71	$19.93
Total return (%)[5]	33.23	[6]	(7.51)	(3.27)	0.35	[6]	31.91	10.10	(11.57)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,046		$854	$1,028	$1,136		$1,151	$864	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[7]	0.88	0.87	0.87	[7]	0.88	0.91	0.94 [7]
Expenses including reductions	0.87	[7]	0.87	0.87	0.87	[7]	0.87	0.90	0.93 [7]
Net investment income	0.83	[7]	0.87	1.06	1.10	[7]	0.89	0.91	0.69 [7]
Portfolio turnover (%)	37		80	98	4		65	94	82 [8]

[1]	Six months ended 9-30-20. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class NAV shares is 6-2-15.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

24	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective November 1, 2020, Class C shares convert to Class A shares after 8 years (certain exclusions apply).

The fund is closed to new investors, except as provided in the fund’s prospectus.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	25

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2020, by major security category or type:

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$209,448,549	—	$209,448,549	—
Canada	349,909,566	$349,909,566	—	—
China	2,466,118,521	986,727,569	1,479,390,952	—
Denmark	420,291,552	—	420,291,552	—
France	992,207,517	—	992,207,517	—
Germany	472,320,479	—	472,320,479	—
Hong Kong	217,041,739	—	217,041,739	—
Ireland	371,565,551	237,317,132	134,248,419	—
Italy	115,485,925	—	115,485,925	—
Japan	919,333,640	—	919,333,640	—
Netherlands	491,987,167	—	491,987,167	—
Spain	211,324,505	—	211,324,505	—
Sweden	446,824,745	—	446,824,745	—
Switzerland	1,328,345,352	—	1,328,345,352	—
Taiwan	851,555,679	—	851,555,679	—

26	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	$467,991,975	$147,495,402	$320,496,573	—
United States	108,260,257	108,260,257	—	—
Short-term investments	154,948,684	75,048,684	79,900,000	—
Total investments in securities	$10,594,961,403	$1,904,758,610	$8,690,202,793	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and

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compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2020, the fund loaned securities valued at $72,862,845 and received $75,018,498 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2020 were $17,916.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

28	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2020, the fund has a short-term capital loss carryforward of $391,104,401 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals and foreign capital gains tax.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended September 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$17,654
Class B	11
Class C	6,860
Class I	200,496
Class R2	1,048

Class	Expense reduction
Class R4	$298
Class R6	58,374
Class 1	2,353
Class NAV	33,682
Total	$320,776

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2020, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $4,357 for Class R4 shares for the six months ended September 30, 2020.

30	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $113,616 for the six months ended September 30, 2020. Of this amount, $19,156 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $94,460 was paid as sales commissions to broker-dealers.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2020, CDSCs received by the Distributor amounted to $6,486 and $967 for Class A and Class C shares, respectively. During the six months ended September 30, 2020, there were no CDSCs received by the Distributor for Class B shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$777,758	$318,982
Class B	1,639	205
Class C	1,008,850	124,265
Class I	—	3,589,469
Class R2	77,381	2,006
Class R4	14,436	559
Class R6	—	109,349
Class 1	17,245	—
Total	$1,897,309	$4,144,835

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating

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affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$17,727,143	7	0.646%	$(2,226)
Lender	94,150,000	2	0.544%	2,845

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2020 and for the year ended March 31, 2020 were as follows:

	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount
Class A shares
Sold	1,480,068	$44,641,586	2,446,594	$68,358,288
Distributions reinvested	—	—	80,353	2,361,574
Repurchased	(2,819,635)	(81,444,214)	(6,692,046)	(183,226,522)
Net decrease	(1,339,567)	$(36,802,628)	(4,165,099)	$(112,506,660)

Class B shares
Sold	—	—	734	$20,222
Repurchased	(9,392)	$(278,727)	(22,043)	(603,733)
Net decrease	(9,392)	$(278,727)	(21,309)	$(583,511)

Class C shares
Sold	93,978	$2,718,001	254,037	$6,963,940
Repurchased	(1,023,336)	(29,179,818)	(2,740,410)	(73,029,343)
Net decrease	(929,358)	$(26,461,817)	(2,486,373)	$(66,065,403)

Class I shares
Sold	43,516,982	$1,269,870,371	49,477,777	$1,366,902,827
Distributions reinvested	—	—	1,167,622	34,363,108
Repurchased	(29,742,019)	(861,119,198)	(68,467,588)	(1,865,250,138)
Net increase (decrease)	13,774,963	$408,751,173	(17,822,189)	$(463,984,203)

Class R2 shares
Sold	59,841	$1,787,460	202,705	$5,575,034
Distributions reinvested	—	—	3,673	108,135
Repurchased	(294,149)	(8,441,191)	(598,767)	(16,480,184)
Net decrease	(234,308)	$(6,653,731)	(392,389)	$(10,797,015)

32	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount

Class R4 shares
Sold	36,949	$1,081,901	140,115	$3,952,475
Distributions reinvested	—	—	1,838	54,100
Repurchased	(43,858)	(1,320,793)	(145,979)	(4,067,537)
Net decrease	(6,909)	$(238,892)	(4,026)	$(60,962)

Class R6 shares
Sold	7,398,837	$231,717,673	8,691,254	$245,579,858
Distributions reinvested	—	—	475,842	14,013,544
Repurchased	(6,593,990)	(196,553,139)	(19,333,160)	(539,601,756)
Net increase (decrease)	804,847	$35,164,534	(10,166,064)	$(280,008,354)

Class 1 shares
Sold	130,647	$3,941,265	153,496	$4,299,780
Distributions reinvested	—	—	19,424	571,277
Repurchased	(203,536)	(5,866,776)	(702,781)	(19,373,039)
Net decrease	(72,889)	$(1,925,511)	(529,861)	$(14,501,982)

Class NAV shares
Sold	3,684,801	$106,978,694	2,253,310	$63,614,641
Distributions reinvested	—	—	275,574	8,104,635
Repurchased	(6,489,050)	(189,307,142)	(6,147,081)	(174,110,113)
Net decrease	(2,804,249)	$(82,328,448)	(3,618,197)	$(102,390,837)

Total net increase (decrease)	9,183,138	$289,225,953	(39,205,507)	$(1,050,898,927)

Affiliates of the fund owned 100% and 80% of shares of Class 1 and Class NAV, respectively, on September 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $3,660,094,949 and $3,408,457,050, respectively, for the six months ended September 30, 2020.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2020, funds within the John Hancock group of funds complex held 8.0% of the fund’s net assets. There were no affiliated funds with an ownership of 5% or more of the fund’s net assets.

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Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	7,497,446	$3,802,480	$1,412,126,354	(1,340,951,388)	$54,823	$16,415	$608,332	—	$75,048,684

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 10 — Subsequent events

On June 25, 2020, the Board of Trustees approved redesignation of the following share class:

Redesignation	Effective date
Class B shares as Class A shares	October 14, 2020

As a result of the Redesignation, Class B shares were terminated, and shareholders in the class became shareholders of the respective class identified above, in each case with the same or lower total net expenses.

34	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	35

their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

36	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the fund outperformed the peer group median for the three-, five-and ten-year periods and was in-line with the peer group median for the one-year period ended December 31, 2019. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses for the fund are equal to the peer group median.

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	37

fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

38	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	39

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

40	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

*    *    *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	41

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Manager

John A. Boselli, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

42	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

Investment Management

John Hancock Investment Management Distributors LLC   ∎   Member FINRA, SIPC 200 Berkeley Street   ∎   Boston, MA 02116-5010   ∎   800-225-5291   ∎   jhinvestments.com

This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management
87SA 9/20
MF1355828	11/2020

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling just prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended September 30, 2020. In response to the pandemic-led shock, the U.S. Federal Reserve and the government worked quickly to shore up the economy and equity markets began to rise, particularly large-cap U.S. growth stocks, during the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. The ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. While there has been economic growth in most of the United States, the pace has slowed in many areas as interest rates remain low and consumer spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional matters now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

U.S. Quality Growth Fund

2	Your fund at a glance

3	Portfolio summary

4	A look at performance

6	Your expenses

8	Fund’s investments

11	Financial statements

14	Financial highlights

21	Notes to financial statements

30	Continuation of investment advisory and subadvisory agreements

37	More information

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020 (%)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/2020 (% of total investments)

TOP 10 HOLDINGS AS OF 9/30/2020 (% of total investments)

Apple, Inc.	9.8

Microsoft Corp.	9.2

Amazon.com, Inc.	7.1

Facebook, Inc., Class A	4.9

Alphabet, Inc., Class A	4.7

Visa, Inc., Class A	3.3

Mastercard, Inc., Class A	3.1

UnitedHealth Group, Inc.	2.7

salesforce.com, Inc.	2.7

Adobe, Inc.	2.7

TOTAL	50.2

          Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
			Since inception			Since inception
	1-year	5-year	(12-20-11)	6-month	5-year	(12-20-11)
Class A	22.72	16.70	16.09	30.19	116.46	270.71
Class C1	27.25	17.01	16.16	35.46	119.32	272.90
Class I2	29.59	18.20	17.12	37.24	130.70	300.79
Class R2[1,2]	29.06	17.76	16.68	36.94	126.50	287.78
Class R4[1,2]	29.31	18.04	16.86	37.05	129.20	292.90
Class R6[1,2]	29.73	18.33	17.05	37.27	131.95	298.66
Class NAV[2]	29.75	18.33	17.29	37.29	131.96	305.87
Index†	37.53	20.10	18.49	44.73	149.89	343.85

Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.01	1.76	0.76	1.15	1.00	0.65	0.64
Net (%)	1.00	1.75	0.75	1.14	0.89	0.64	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Growth Index.

See the following page for footnotes.

4	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Quality Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-20-11	37,290	37,290	44,385
Class I2	12-20-11	40,079	40,079	44,385
Class R2[1,2]	12-20-11	38,778	38,778	44,385
Class R4[1,2]	12-20-11	39,290	39,290	44,385
Class R6[1,2]	12-20-11	39,866	39,866	44,385
Class NAV[2]	12-20-11	40,587	40,587	44,385

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]

Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[2]	For certain types of investors, as described in the fund’s prospectuses.

[3]	The contingent deferred sales charge is not applicable.

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	5

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

6	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2020	Ending value on 9-30-2020	Expenses paid during period ended 9-30-2020	[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,370.10	$ 5.88		0.99%
	Hypothetical example	1,000.00	1,020.10	5.01		0.99%
Class C	Actual expenses/actual returns	1,000.00	1,364.60	10.31		1.74%
	Hypothetical example	1,000.00	1,016.30	8.79		1.74%
Class I	Actual expenses/actual returns	1,000.00	1,372.40	4.40		0.74%
	Hypothetical example	1,000.00	1,021.40	3.75		0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,369.40	6.59		1.11%
	Hypothetical example	1,000.00	1,019.50	5.62		1.11%
Class R4	Actual expenses/actual returns	1,000.00	1,370.50	5.23		0.88%
	Hypothetical example	1,000.00	1,020.70	4.46		0.88%
Class R6	Actual expenses/actual returns	1,000.00	1,372.70	3.75		0.63%
	Hypothetical example	1,000.00	1,021.90	3.19		0.63%
Class NAV	Actual expenses/actual returns	1,000.00	1,372.90	3.63		0.61%
	Hypothetical example	1,000.00	1,022.00	3.09		0.61%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	7

Fund’s investments

AS OF 9-30-20 (unaudited)

	Shares	Value
Common stocks 100.7%		$1,328,905,461
(Cost $876,546,227)

Communication services 12.7%		167,981,695
Interactive media and services 11.0%
Alphabet, Inc., Class A (A)	42,851	62,802,426
Facebook, Inc., Class A (A)	249,534	65,352,955
Match Group, Inc. (A)	159,459	17,644,138
Media 1.7%
Charter Communications, Inc., Class A (A)	35,529	22,182,176

Consumer discretionary 15.1%		199,528,844
Household durables 1.2%
NVR, Inc. (A)	3,785	15,454,609
Internet and direct marketing retail 7.1%
Amazon.com, Inc. (A)	29,807	93,854,195
Multiline retail 1.5%
Dollar General Corp.	97,873	20,516,138
Specialty retail 5.3%
AutoZone, Inc. (A)	13,445	15,833,370
Lowe’s Companies, Inc.	158,489	26,286,986
The Home Depot, Inc.	99,325	27,583,546

Financials 4.6%		60,948,470
Capital markets 3.2%
Ares Management Corp., Class A	372,286	15,047,800
LPL Financial Holdings, Inc.	176,287	13,515,924
The Blackstone Group, Inc., Class A	276,408	14,428,498
Insurance 1.4%
The Progressive Corp.	189,672	17,956,248

Health care 9.8%		129,050,525
Biotechnology 1.6%
Vertex Pharmaceuticals, Inc. (A)	78,393	21,332,303
Health care equipment and supplies 1.2%
Danaher Corp.	70,839	15,253,762
Health care providers and services 4.0%
Humana, Inc.	39,660	16,414,877
UnitedHealth Group, Inc.	115,086	35,880,362
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	147,080	14,846,255
Pharmaceuticals 1.9%
Eli Lilly & Company	171,078	25,322,966

8	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Industrials 6.4%		$84,352,322

Aerospace and defense 1.7%
Lockheed Martin Corp.	59,348	22,746,901

Building products 2.3%
Fortune Brands Home & Security, Inc.	171,977	14,879,450
Trane Technologies PLC	125,147	15,174,074

Professional services 2.4%
IHS Markit, Ltd.	205,783	16,156,023
TransUnion	183,001	15,395,874

Information technology 50.3%		663,725,604

Electronic equipment, instruments and components 1.3%
CDW Corp.	141,211	16,878,951

IT services 15.8%
Accenture PLC, Class A	116,881	26,413,937
Fidelity National Information Services, Inc.	109,933	16,183,237
FleetCor Technologies, Inc. (A)	67,620	16,100,322
Global Payments, Inc.	85,146	15,120,227
GoDaddy, Inc., Class A (A)	197,543	15,007,342
Mastercard, Inc., Class A	120,995	40,916,879
PayPal Holdings, Inc. (A)	178,917	35,252,017
Visa, Inc., Class A	217,591	43,511,672

Semiconductors and semiconductor equipment 5.7%
Advanced Micro Devices, Inc. (A)	267,878	21,963,317
Marvell Technology Group, Ltd.	411,830	16,349,651
Teradyne, Inc.	196,399	15,605,865
Texas Instruments, Inc.	147,048	20,996,984

Software 17.6%
Adobe, Inc. (A)	72,809	35,707,718
Autodesk, Inc. (A)	73,544	16,989,399
Intuit, Inc.	67,361	21,973,832
Microsoft Corp.	581,405	122,286,914
salesforce.com, Inc. (A)	142,462	35,803,550

Technology hardware, storage and peripherals 9.9%
Apple, Inc.	1,128,260	130,663,790

Real estate 1.8%		23,318,001

Equity real estate investment trusts 1.8%
American Tower Corp.	96,463	23,318,001

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	9

	Yield	(%)	Shares	Value
Short-term investments 0.0%				$83
(Cost $83)

Short-term funds 0.0%				83
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0266	(B)	83	83

Total investments (Cost $876,546,310) 100.7%				$1,328,905,544

Other assets and liabilities, net (0.7%)				(8,887,589)

Total net assets 100.0%				$1,320,017,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

(A)     Non-income producing security.

(B)     The rate shown is the annualized seven-day yield as of 9-30-20.

At 9-30-20, the aggregate cost of investments for federal income tax purposes was $882,150,194. Net unrealized appreciation aggregated to $446,755,350, of which $448,811,685 related to gross unrealized appreciation and $2,056,335 related to gross unrealized depreciation.

10	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-20 (unaudited)

Assets

Unaffiliated investments, at value (Cost $876,546,310)	$1,328,905,544

Dividends and interest receivable	149,375

Receivable for fund shares sold	1,486,061

Receivable for investments sold	1,355,213

Receivable for securities lending income	301

Other assets	85,868

Total assets	1,331,982,362
Liabilities

Due to custodian	254,786

Payable for investments purchased	83

Payable for fund shares repurchased	11,406,422

Payable to affiliates

Accounting and legal services fees	79,088

Transfer agent fees	108,880

Distribution and service fees	313

Trustees’ fees	1,242

Other liabilities and accrued expenses	113,593

Total liabilities	11,964,407

Net assets	$1,320,017,955
Net assets consist of

Paid-in capital	$851,390,632

Total distributable earnings (loss)	468,627,323

Net assets	$1,320,017,955

Net asset value per share

Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value

Class A ($614,492,166 ÷ 27,620,412 shares)[1]	$22.25

Class C ($34,552,475 ÷ 1,605,217 shares)[1]	$21.53

Class I ($471,284,904 ÷ 20,967,865 shares)	$22.48

Class R2 ($1,108,320 ÷ 49,420 shares)	$22.43

Class R4 ($1,198,033 ÷ 53,259 shares)	$22.49

Class R6 ($143,040,134 ÷ 6,346,814 shares)	$22.54

Class NAV ($54,341,923 ÷ 2,412,035 shares)	$22.53
Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$23.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	11

STATEMENT OF OPERATIONS For the six months ended 9-30-20 (unaudited)

Investment income

Dividends	$4,961,814

Securities lending	5,975

Interest	4,644

Total investment income	4,972,433
Expenses

Investment management fees	3,382,122

Distribution and service fees	868,558

Accounting and legal services fees	108,621

Transfer agent fees	640,979

Trustees’ fees	9,720

Custodian fees	68,241

State registration fees	67,530

Printing and postage	49,835

Professional fees	49,965

Other	30,712

Total expenses	5,276,283

Less expense reductions	(42,002)

Net expenses	5,234,281

Net investment loss	(261,848)
Realized and unrealized gain (loss)

Net realized gain (loss) on

Unaffiliated investments	24,763,193

Affiliated investments	(679)

24,762,514

Change in net unrealized appreciation (depreciation) of

Unaffiliated investments	331,944,056

331,944,056

Net realized and unrealized gain	356,706,570

Increase in net assets from operations	$356,444,722

12	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-20 (unaudited)	Year ended 3-31-20
Increase (decrease) in net assets

From operations

Net investment income (loss)	$(261,848)	$1,250,280

Net realized gain (loss)	24,762,514	(1,513,541)

Change in net unrealized appreciation (depreciation)	331,944,056	(21,077,986)

Increase (decrease) in net assets resulting from operations	356,444,722	(21,341,247)

Distributions to shareholders

From earnings

Class I	—	(416,220)

Class R4	—	(414)

Class R6	—	(216,751)

Class NAV	—	(89,547)

Total distributions	—	(722,932)

From fund share transactions

Fund share transactions	20,745,640	186,865,267

Issued in reorganization	—	229,828,003

From fund share transactions	20,745,640	416,693,270
Total increase	377,190,362	394,629,091
Net assets

Beginning of period	942,827,593	548,198,502

End of period	$1,320,017,955	$942,827,593

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	13

Financial highlights

CLASS A SHARES Period ended	9-30-20	[1]	3-31-20		3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$16.24		$16.23		$17.94	$16.89	$15.33	$16.44
Net investment income (loss)[2]	(0.02)		0.01		(0.01)	0.01	0.04	0.03
Net realized and unrealized gain (loss) on investments	6.03		—	[3]	2.22	3.62	2.12	(0.24)
Total from investment operations	6.01		0.01		2.21	3.63	2.16	(0.21)
Less distributions
From net investment income	—		—		(0.03)	(0.03)	(0.04)	(0.05)
From net realized gain	—		—		(3.89)	(2.55)	(0.56)	(0.85)
Total distributions	—		—		(3.92)	(2.58)	(0.60)	(0.90)
Net asset value, end of period	$22.25		$16.24		$16.23	$17.94	$16.89	$15.33
Total return (%)[4,5]	37.01	[6]	0.06		12.22	21.91	14.34	(1.45)
Ratios and supplemental data
Net assets, end of period (in millions)	$614		$458		$404	$379	$343	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[7]	1.01		1.10	1.10	1.11	1.19
Expenses including reductions	0.99	[7]	1.00		1.09	1.09	1.10	1.18
Net investment income (loss)	(0.17)[7]		0.03		(0.07)	0.03	0.27	0.20
Portfolio turnover (%)	33		91	[8]	88 [9]	83	94	90

[1]	Six months ended 9-30-20. Unaudited.

[2]	Based on average daily shares outstanding.

[3]	Less than $0.005 per share.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Does not reflect the effect of sales charges, if any.

[6]	Not annualized.

[7]	Annualized.

[8]	Excludes in-kind transactions and merger activity.

[9]	Excludes in-kind transactions.

14	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-20	[1]	3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$15.77		$15.88	$17.71	$16.80	$15.32	$16.51
Net investment loss[2]	(0.09)		(0.12)	(0.14)	(0.13)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	5.85		0.01 [3]	2.20	3.59	2.12	(0.25)
Total from investment operations	5.76		(0.11)	2.06	3.46	2.04	(0.34)
Less distributions
From net realized gain	—		—	(3.89)	(2.55)	(0.56)	(0.85)
Net asset value, end of period	$21.53		$15.77	$15.88	$17.71	$16.80	$15.32
Total return (%)[4,5]	36.46	[6]	(0.69)	11.44	20.95	13.53	(2.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$35		$23	$12	$18	$17	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	[7]	1.76	1.85	1.85	1.86	2.50
Expenses including reductions	1.74	[7]	1.75	1.84	1.84	1.85	1.94
Net investment loss	(0.92)[7]		(0.72)	(0.85)	(0.72)	(0.48)	(0.54)
Portfolio turnover (%)	33		91 [8]	88 [9]	83	94	90

[1]	Six months ended 9-30-20. Unaudited.

[2]	Based on average daily shares outstanding.

[3]

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Does not reflect the effect of sales charges, if any.

[6]	Not annualized.

[7]	Annualized.

[8]	Excludes in-kind transactions and merger activity.

[9]	Excludes in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	15

CLASS I SHARES Period ended	9-30-20	[1]	3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$16.38		$16.36	$18.05	$16.98	$15.41	$16.53
Net investment income[2]	0.01		0.05	0.04	0.06	0.08	0.08
Net realized and unrealized gain (loss) on investments	6.09		(0.01)	2.23	3.64	2.13	(0.24)
Total from investment operations	6.10		0.04	2.27	3.70	2.21	(0.16)
Less distributions
From net investment income	—		(0.02)	(0.07)	(0.08)	(0.08)	(0.11)
From net realized gain	—		—	(3.89)	(2.55)	(0.56)	(0.85)
Total distributions	—		(0.02)	(3.96)	(2.63)	(0.64)	(0.96)
Net asset value, end of period	$22.48		$16.38	$16.36	$18.05	$16.98	$15.41
Total return (%)[3]	37.24	[4]	0.26	12.55	22.12	14.70	(1.17)
Ratios and supplemental data
Net assets, end of period (in millions)	$471		$321	$115	$20	$17	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	[5]	0.76	0.87	0.84	0.85	0.90
Expenses including reductions	0.74	[5]	0.75	0.86	0.83	0.84	0.88
Net investment income	0.08	[5]	0.28	0.25	0.31	0.47	0.50
Portfolio turnover (%)	33		91 [6]	88 [7]	83	94	90

[1]	Six months ended 9-30-20. Unaudited.

[2]	Based on average daily shares outstanding.

[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[4]	Not annualized.

[5]	Annualized.

[6]	Excludes in-kind transactions and merger activity.

[7]	Excludes in-kind transactions.

16	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-20	[1]	3-31-20	3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$16.38		$16.40	$18.08	$17.02	$15.44	$16.55
Net investment income (loss)[2]	(0.03)		(0.02)	(0.04)	(0.02)	0.03	0.01
Net realized and unrealized gain (loss) on investments	6.08		— [3]	2.25	3.64	2.14	(0.25)
Total from investment operations	6.05		(0.02)	2.21	3.62	2.17	(0.24)
Less distributions
From net investment income	—		—	— [3]	(0.01)	(0.03)	(0.02)
From net realized gain	—		—	(3.89)	(2.55)	(0.56)	(0.85)
Total distributions	—		—	(3.89)	(2.56)	(0.59)	(0.87)
Net asset value, end of period	$22.43		$16.38	$16.40	$18.08	$17.02	$15.44
Total return (%)[4]	36.94	[5]	(0.12)	12.13	21.68	14.30	(1.63)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[7]	1.15	1.25	1.22	1.18	4.73
Expenses including reductions	1.11	[7]	1.14	1.25	1.21	1.17	1.32
Net investment income (loss)	(0.29)[7]		(0.11)	(0.22)	(0.11)	0.19	0.06
Portfolio turnover (%)	33		91 [8]	88 [9]	83	94	90

[1]	Six months ended 9-30-20. Unaudited.

[2]	Based on average daily shares outstanding.

[3]	Less than $0.005 per share.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Less than $500,000.

[7]	Annualized.

[8]	Excludes in-kind transactions and merger activity.

[9]	Excludes in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	17

CLASS R4 SHARES Period ended	9-30-20	[1]	3-31-20		3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$16.41		$16.39		$18.08	$17.01	$15.43	$16.55
Net investment income (loss)[2]	(0.01)		0.03		0.01	0.03	0.07	0.04
Net realized and unrealized gain (loss) on investments	6.09		—	[3]	2.24	3.65	2.14	(0.25)
Total from investment operations	6.08		0.03		2.25	3.68	2.21	(0.21)
Less distributions
From net investment income	—		(0.01)		(0.05)	(0.06)	(0.07)	(0.06)
From net realized gain	—		—		(3.89)	(2.55)	(0.56)	(0.85)
Total distributions	—		(0.01)		(3.94)	(2.61)	(0.63)	(0.91)
Net asset value, end of period	$22.49		$16.41		$16.39	$18.08	$17.01	$15.43
Total return (%)[4]	37.05	[5]	0.17		12.36	22.05	14.60	(1.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1		$1	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[7]	1.00		1.10	1.06	1.02	4.73
Expenses including reductions	0.88	[7]	0.89		1.00	0.95	0.91	1.13
Net investment income (loss)	(0.06)[7]		0.15		0.03	0.18	0.44	0.25
Portfolio turnover (%)	33		91	[8]	88 [9]	83	94	90

[1]	Six months ended 9-30-20. Unaudited.

[2]	Based on average daily shares outstanding.

[3]	Less than $0.005 per share.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Less than $500,000.

[7]	Annualized.

[8]	Excludes in-kind transactions and merger activity.

[9]	Excludes in-kind transactions.

18	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-20	[1]	3-31-20		3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$16.42		$16.39		$18.08	$17.01	$15.42	$16.55
Net investment income[2]	0.02		0.07		0.05	0.05	0.09	0.10
Net realized and unrealized gain (loss) on investments	6.10		—	[3]	2.24	3.67	2.16	(0.25)
Total from investment operations	6.12		0.07		2.29	3.72	2.25	(0.15)
Less distributions
From net investment income	—		(0.04)		(0.09)	(0.10)	(0.10)	(0.13)
From net realized gain	—		—		(3.89)	(2.55)	(0.56)	(0.85)
Total distributions	—		(0.04)		(3.98)	(2.65)	(0.66)	(0.98)
Net asset value, end of period	$22.54		$16.42		$16.39	$18.08	$17.01	$15.42
Total return (%)[4]	37.27	[5]	0.38		12.68	22.26	14.87	(1.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$143		$99		$15	$9	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	[7]	0.65		0.75	0.75	0.75	4.75
Expenses including reductions	0.63	[7]	0.64		0.74	0.74	0.73	0.73
Net investment income	0.19	[7]	0.37		0.29	0.25	0.50	0.65
Portfolio turnover (%)	33		91	[8]	88 [9]	83	94	90

[1]	Six months ended 9-30-20. Unaudited.

[2]	Based on average daily shares outstanding.

[3]	Less than $0.005 per share.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Less than $500,000.

[7]	Annualized.

[8]	Excludes in-kind transactions and merger activity.

[9]	Excludes in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	19

CLASS NAV SHARES Period ended	9-30-20	[1]	3-31-20		3-31-19	3-31-18	3-31-17	3-31-16
Per share operating performance
Net asset value, beginning of period	$16.41		$16.38		$18.07	$17.00	$15.42	$16.55
Net investment income[2]	0.02		0.07		0.03	0.07	0.10	0.10
Net realized and unrealized gain (loss) on investments	6.10		—	[3]	2.26	3.65	2.14	(0.25)
Total from investment operations	6.12		0.07		2.29	3.72	2.24	(0.15)
Less distributions
From net investment income	—		(0.04)		(0.09)	(0.10)	(0.10)	(0.13)
From net realized gain	—		—		(3.89)	(2.55)	(0.56)	(0.85)
Total distributions	—		(0.04)		(3.98)	(2.65)	(0.66)	(0.98)
Net asset value, end of period	$22.53		$16.41		$16.38	$18.07	$17.00	$15.42
Total return (%)[4]	37.29	[5]	0.39		12.69	22.30	14.81	(1.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$54		$40		$— [6]	$1,410	$1,592	$1,666
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62	[7]	0.64		0.74	0.73	0.73	0.74
Expenses including reductions	0.61	[7]	0.63		0.73	0.73	0.73	0.74
Net investment income	0.20	[7]	0.41		0.18	0.40	0.61	0.64
Portfolio turnover (%)	33		91	[8]	88 [9]	83	94	90

[1]	Six months ended 9-30-20. Unaudited.

[2]	Based on average daily shares outstanding.

[3]	Less than $0.005 per share.

[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

[5]	Not annualized.

[6]	Less than $500,000.

[7]	Annualized.

[8]	Excludes in-kind transactions and merger activity.

[9]	Excludes in-kind transactions.

20	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Quality Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective November 1, 2020, Class C shares convert to Class A shares after 8 years (certain exclusions apply).

On September 17, 2020, the Board of Trustees approved that the name of the fund will change to U.S. Growth Fund. This name change was effective on October 19, 2020.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2020, there were no securities on loan.

22	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2020 were $3,880.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2020, the fund has a short-term capital loss carryforward of $3,294,396 available to offset future net realized capital gains. This carryforward does not expire.

Availability of a certain amount of the loss carryforwards, which were acquired on April 12, 2019, in a merger with John Hancock Funds II U.S. Growth Fund, may be limited in a given year.

As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	23

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and merger related adjustments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended September 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$19,421
Class C	1,044
Class I	14,789
Class R2	35

Class	Expense reduction
Class R4	$38
Class R6	4,428
Class NAV	1,697
Total	$41,452

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

24	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2020, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $550 for Class R4 shares for the six months ended September 30, 2020.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $168,744 for the six months ended September 30, 2020. Of this amount, $27,401 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $141,343 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2020, CDSCs received by the Distributor amounted to $2,918 and $2,766 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	25

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$711,736	$349,413
Class C	152,460	18,650
Class I	—	264,529
Class R2	2,443	65
Class R4	1,919	70
Class R6	—	8,252
Total	$868,558	$640,979

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$6,677,903	4	0.536%	$398

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2020 and for the year ended March 31, 2020 were as follows:

	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount
Class A shares
Sold	1,254,584	$25,091,354	3,023,155	$53,258,748
Issued in reorganization (Note 9)	—	—	4,540,944	75,293,391
Repurchased	(1,863,638)	(37,762,256)	(4,242,450)	(74,258,441)
Net increase (decrease)	(609,054)	$(12,670,902)	3,321,649	$54,293,698
Class C shares
Sold	292,766	$5,676,098	711,141	$11,948,771
Issued in reorganization (Note 9)	—	—	374,818	6,079,328
Repurchased	(120,578)	(2,391,446)	(387,791)	(6,566,893)
Net increase	172,188	$3,284,652	698,168	$11,461,206

26	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

	Six Months Ended 9-30-20		Year Ended 3-31-20

	Shares	Amount	Shares	Amount
Class I shares
Sold	5,404,593	$108,818,254	13,078,856	$233,950,325
Issued in reorganization (Note 9)	—	—	4,260,837	71,208,808
Distributions reinvested	—	—	22,425	414,859
Repurchased	(4,019,681)	(83,844,254)	(4,828,389)	(83,891,080)
Net increase	1,384,912	$24,974,000	12,533,729	$221,682,912
Class R2 shares
Sold	3,498	$73,406	25,337	$455,795
Repurchased	(3,694)	(77,234)	(32,442)	(616,700)
Net decrease	(196)	$(3,828)	(7,105)	$(160,905)
Class R4 shares
Sold	1,885	$37,179	7,348	$126,515
Distributions reinvested	—	—	22	414
Repurchased	(1,636)	(34,682)	(4,602)	(79,440)
Net increase	249	$2,497	2,768	$47,489
Class R6 shares
Sold	926,460	$18,761,263	2,190,777	$39,155,732
Issued in reorganization (Note 9)	—	—	4,614,044	77,246,476
Distributions reinvested	—	—	11,697	216,751
Repurchased	(622,933)	(12,986,455)	(1,692,994)	(29,940,487)
Net increase	303,527	$5,774,808	5,123,524	$86,678,472
Class NAV shares
Sold	440,193	$8,834,461	3,029,075	$52,879,370 [1]
Distributions reinvested	—	—	4,835	89,547
Repurchased	(473,546)	(9,450,048)	(591,550)	(10,278,519)
Net increase (decrease)	(33,353)	$(615,587)	2,442,360	$42,690,398
Total net increase	1,218,273	$20,745,640	24,115,093	$416,693,270

[1]

Includes in-kind subscriptions of approximately $18.4 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $429,119,587 and $395,648,174, respectively, for the six months ended September 30, 2020.

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	27

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$178,793,387	$(178,792,708)	$(679)	—	$5,975	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Reorganization

On March 15, 2019, the shareholders of John Hancock Funds II U.S. Growth Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of U.S. Quality Growth Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund will bear a pro-rata portion of the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 12, 2019. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investment	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
U.S. Quality Growth Fund	John Hancock Funds II U.S. Growth Fund	$229,828,003	$51,116,210	18,999,208	13,790,643	$582,981,914	$812,809,917

See Note 5 for capital shares issued in connection with the above referenced reorganization.

28	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

Note 10 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	29

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Quality Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

30	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	31

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three- and five year periods ended December 31, 2019. The Board also noted that the fund outperformed its peer group median for the one-, three- and five-year periods ended December 31, 2019. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three- and five-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund

32	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	33

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of

34	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fees are below the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	35

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

36	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

John A. Boselli, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC    ∎    Member FINRA, SIPC 200 Berkeley Street    ∎    Boston, MA 02116-5010    ∎    800-225-5291    ∎    jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Quality Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1355837	393SA 9/20
11/2020

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott President

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date: November 6, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date: November 6, 2020